UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                     ---------

                               The RBB Fund, Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                     Date of reporting period: May 31, 2008
                                               ------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                          PAR
                                                         (000)        VALUE
                                                        -------   ------------
CERTIFICATES OF DEPOSIT--24.5%
DOMESTIC CERTIFICATES OF DEPOSIT--3.8%
HSBC Bank USA
 2.910%, 06/09/08                                       $ 5,000   $  5,000,000
 2.630%, 08/01/08                                         6,000      6,000,000
State Street Bank and Trust Co.
 2.800%, 06/10/08                                         2,000      2,000,000
                                                                  ------------
                                                                    13,000,000
                                                                  ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--20.7%
Banco Bilbao Vizcaya Argentaria S.A., New York
 3.000%, 10/24/08                                         3,325      3,325,000
Bank of Montreal, Chicago (a)
 4.870%, 06/02/08                                           750        750,000
Bank of Nova Scotia, Houston
 2.780%, 06/30/08                                         5,000      5,000,520
Bank of Scotland PLC, New York (a)
 2.720%, 10/02/08                                         3,000      3,000,000
 2.680%, 10/02/08                                         1,800      1,800,000
 2.930%, 11/17/08                                         3,850      3,850,000
Barclays Bank PLC, New York (a)
 2.770%, 07/08/08                                         4,000      4,000,000
 2.950%, 07/24/08                                         5,000      5,000,000
BNP Paribas, New York (a)
 4.800%, 06/05/08                                         3,155      3,155,000
 2.630%, 10/02/08                                         2,685      2,685,000
 2.950%, 10/28/08                                         5,000      5,000,000
Canadian Imperial Bank of Commerce, New York (a)
 4.870%, 06/10/08                                         2,295      2,295,000
Natixis, New York (a)
 5.420%, 07/10/08                                           775        775,311
Nordea Bank Finland PLC, New York B (a)
 4.910%, 06/23/08                                           835        835,005
 2.650%, 10/15/08                                         1,000      1,000,000
 4.820%, 10/17/08                                         2,820      2,820,103
Rabobank Nederland NV (a)
 2.620%, 07/17/08                                         8,000      8,000,051
Royal Bank of Scotland, New York (a)
 2.680%, 10/02/08                                         3,085      3,085,000
Svenska Handelsbanken, New York (a)
 2.610%, 10/01/08                                         2,040      2,040,000


                                                          PAR
                                                         (000)        VALUE
                                                        -------   ------------
 2.660%, 10/09/08(a)                                    $ 4,000   $  4,000,072
Toronto Dominion Bank, New York (a)
 4.850%, 06/06/08                                         1,510      1,510,000
 4.850%, 06/06/08                                           755        755,000
 2.650%, 10/06/08                                         5,000      5,000,000
UBS AG, Stamford (a)
 4.895%, 06/04/08                                           755        755,000
                                                                  ------------
                                                                    70,436,062
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $83,436,062)                                               83,436,062
                                                                  ------------
COMMERCIAL PAPER--53.9%
ASSET BACKED SECURITIES--23.5%
CAFCO LLC
 2.710%, 06/05/08                                         2,000      1,999,398
 2.600%, 06/19/08                                        13,000     12,983,100
Chariot Funding LLC
 2.650%, 07/08/08                                         7,000      6,980,935
 2.420%, 07/11/08                                         5,000      4,986,555
CRC Funding LLC
 2.900%, 07/21/08                                         7,000      6,971,806
Old Line Funding LLC
 2.750%, 06/10/08                                         5,000      4,996,562
Park Avenue Receivables Co. LLC
 2.850%, 06/26/08                                         7,000      6,986,146
Scaldis Capital LLC
 2.570%, 07/15/08                                         3,279      3,268,700
Thames Asset Global Securitization No. 1, Inc.
 2.950%, 06/18/08                                         7,000      6,990,249
 2.580%, 07/18/08                                         6,000      5,979,790
Windmill Funding Corp.
 2.700%, 06/20/08                                         6,035      6,026,400
 2.720%, 07/02/08                                         5,000      4,988,289
Yorktown Capital LLC
 2.850%, 07/23/08                                         7,000      6,971,183
                                                                  ------------
                                                                    80,129,113
                                                                  ------------
BANKS--24.9%
Bank of America Corp.
 3.673%, 06/12/08                                         1,515      1,513,300
 2.840%, 07/07/08                                         1,000        997,160
 3.800%, 07/11/08                                         2,040      2,031,387
 2.610%, 08/04/08                                         5,000      4,976,800

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                          PAR
                                                         (000)        VALUE
                                                        -------   ------------
Danske Corp.
 2.400%, 07/15/08                                       $ 8,000   $  7,976,533
Dexia Delaware LLC
 2.920%, 07/18/08                                         5,000      4,980,939
Fortis Banque Luxembourg SA
 2.650%, 10/08/08                                         8,000      7,924,033
JPMorgan Chase & Co.
 2.860%, 07/07/08                                         4,000      3,988,560
Raiffeisen Zentralbank Osterreich (b)
 2.940%, 07/22/08                                         5,000      4,979,175
Royal Bank of Scotland PLC (b)
 4.790%, 06/04/08                                         2,790      2,788,886
 2.630%, 09/11/08(b)                                      8,000      7,940,387
Skandinaviska Enskilda Banken AB
 2.550%, 06/17/08                                        15,000     14,983,000
Unicredito Italiano Bank Ireland PLC (b)
 2.940%, 06/05/08                                         7,000      6,997,713
Westpac Banking Corp.
 2.750%, 07/09/08                                         7,000      6,979,681
 2.710%, 09/17/08                                         6,000      5,951,220
                                                                  ------------
                                                                    85,008,774
                                                                  ------------

FINANCIAL SERVICES--4.0%
General Electric Capital Corp.
 3.830%, 07/10/08                                         1,700      1,692,946
UBS Finance Delaware LLC
 2.500%, 07/16/08                                         7,000      6,978,125
 2.905%, 07/24/08                                         5,000      4,978,616
                                                                  ------------
                                                                    13,649,687
                                                                  ------------
FIRE, MARINE & CASUALTY INSURANCE--1.5%
AIG Funding, Inc.
 2.570%, 06/09/08                                         5,000      4,997,145
                                                                  ------------
TOTAL COMMERCIAL PAPER
   (Cost $183,784,719)                                             183,784,719
                                                                  ------------
VARIABLE RATE OBLIGATIONS--6.9%
BANKS--6.9%
Bank of Montreal Chicago (a)(c)
 2.834%, 11/10/08                                         2,425      2,425,000
Bank of Montreal Chicago Branch (a)(c)
 3.224%, 05/29/09                                         2,850      2,850,000
Bank of Nova Scotia, New York (a)(c)
 2.669%, 07/03/08                                         2,200      2,199,923


                                                          PAR
                                                         (000)        VALUE
                                                        -------   ------------
Deutsche Bank AG, New York (c)
 2.809%, 01/21/09                                       $ 2,135   $  2,135,000
HBOS Treasury Services PLC (b)(c)(d)
 2.669%, 06/24/08                                         8,000      8,000,000
HSBC USA, Inc. (c)
 3.218%, 05/15/09                                           525        525,000
ING USA Global Funding (a)(c)
 3.125%, 06/19/09                                           855        855,000
Mazarin Funding Corp (c)
 2.373%, 06/25/08                                         1,115      1,115,000
Wachovia Bank NA (c)
 2.910%, 05/01/09                                         1,600      1,600,000
Westpac Banking Corp. (c)(d)
 2.999%, 11/10/08                                         2,000      2,000,000
                                                                  ------------
                                                                    23,704,923
                                                                  ------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $23,704,923)                                               23,704,923
                                                                  ------------
AGENCY OBLIGATIONS--7.1%
Federal Home Loan Bank
 2.100%, 06/18/08                                         5,000      4,995,042
 2.500%, 08/06/08                                         2,160      2,150,100
 2.362%, 03/20/09(c)                                      1,605      1,606,198
 2.475%, 08/13/09(c)                                      1,600      1,600,000
 2.434%, 08/14/09(c)                                      2,495      2,494,700
Federal Home Loan Mortgage Corp.
 2.500%, 08/18/08                                           725        721,073
 2.464%, 09/25/09(c)                                      4,760      4,758,155
 2.313%, 09/28/09(c)                                      2,950      2,949,030
Federal National Mortgage Assoc.
 2.495%, 08/20/08                                           670        666,285
 2.490%, 09/08/08                                         1,440      1,430,140
 2.490%, 09/10/08                                           885        878,817
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $24,249,540)                                               24,249,540
                                                                  ------------
MASTER NOTES--1.2%
Bank of America Securities LLC (c)
 2.455%, 01/22/09                                         4,000      4,000,000
                                                                  ------------
TOTAL MASTER NOTES
   (Cost $4,000,000)                                                 4,000,000
                                                                  ------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                          PAR
                                                         (000)        VALUE
                                                        -------   ------------
REPURCHASE AGREEMENTS--6.2%
Deutsche Bank Securities, Inc. (Tri-Party
  agreement dated 05/30/08 to be
  repurchased at $21,272,076, collaterlized
  by $13,283,000 par value, Federal
  National Mortgage Association, 3.55%, due
  02/08/11; $8,547,000 par value, Tennessee
  Valley Authority, 5.375%, due 04/01/56;
  Market Value of the collateral is
  $21,906,962)
  2.300%, 06/02/08                                      $21,268   $ 21,268,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $21,268,000)                                               21,268,000
                                                                  ------------
TOTAL INVESTMENTS AT VALUE--99.8%
(Cost $340,443,244*)                                               340,443,244
                                                                  ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                            529,401
                                                                  ------------
NET ASSETS (APPLICABLE TO 317,806,848
BEDFORD SHARES AND 23,151,816 SANSOM
STREET SHARES)--100.0%                                            $340,972,645
                                                                  ============
NET ASSET VALUE, Offering and Redemption Price
Per Bedford Share ($317,821,964/317,806,848)                             $1.00
                                                                         =====
NET ASSET VALUE, Offering and Redemption Price
Per Sansom Street Share ($23,150,681/23,151,816)                         $1.00
                                                                         =====

     Footnote Legend
* Aggregate cost is the same for financial reporting and Federal tax purposes.
(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(b)  U.S. dollar denominated security issued by foreign domiciled entity.
(c) Variable Rate Obligations -- The interest rate shown is the rate as of May 31, 2008 and the maturity date shown is the next interest rate readjustment date or the maturity date.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)

                                                                                MARKET
SHARES       DESCRIPTION                                                        VALUE
------       -----------                                                       --------
COMMON STOCK -- 91.1%
------------------------------------------------------------------------------------------
             SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 86.1%
             -----------------------------------------------------------------------------
     26,900   Associated Banc-Corp.                                           $   734,639
    116,400   Bank of America Corp.                                             3,958,764
     42,478   C&F Financial Corp.                                               1,231,437
     87,500   Capital Bank Corp.                                                  910,875
     72,800   Citizens Republic Bancorp, Inc.                                     403,312
     37,000   City Holding Co.                                                  1,591,740
     35,700   Comerica, Inc.                                                    1,327,326
     19,400   Community Bankshares, Inc.                                          219,705
    181,600   Corus Bankshares, Inc.                                            1,044,200
     42,600   Financial Institutions, Inc.                                        784,266
     40,500   First United Corp.                                                  752,490
    234,000   JPMorgan Chase & Co.                                             10,062,000
    180,400   KeyCorp                                                           3,512,388
      3,917   MainSource Financial Group, Inc.                                     65,727
    172,111   National Bankshares, Inc.                                         3,063,576
    186,199   Northrim BanCorp, Inc.                                            3,491,231
    271,498   PAB Bankshares, Inc.                                              3,138,517
    122,900   Pacific Premier Bancorp, Inc.*                                      891,025
     25,200   PacWest Bancorp                                                     531,216
     12,000   Peoples Financial Corp.                                             264,960
     74,994   Premier Financial Bancorp                                           861,681
    186,800   Regions Financial Corp.                                           3,328,776
     11,700   Umpqua Holdings Corp.                                               163,098
    102,900   UnionBanCal Corp.                                                 5,151,174
    238,942   Wachovia Corp.                                                    5,686,820
                                                                           ----------------
                                                                               53,170,943
                                                                           ----------------
             STATE & NATIONAL BANKS -- 5.0%
             -----------------------------------------------------------------------------
     14,296   Bay National Corp.*                                                 135,741
     49,100   Community Bancorp*                                                  392,309
     11,801   Cowlitz Bancorp*                                                    116,594
     38,000   East West Bancorp, Inc.                                             503,120
     56,700   Gateway Financial Holdings, Inc.                                    563,031
     47,810   Rurban Financial Corp.                                              507,264
     18,600   Taylor Capital Group, Inc.                                          239,010
     89,500   Vineyard National Bancorp                                           271,185
     23,700   Yadkin Valley Financial Corp.                                       360,003
                                                                           ----------------
                                                                                3,088,257
                                                                           ----------------
               TOTAL COMMON STOCK (COST $73,325,795)                           56,259,200
                                                                           ----------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2008
                                   (UNAUDITED)

                                                                                MARKET
PRINCIPAL                                                                       VALUE
---------                                                                      --------
             U.S. GOVERNMENT AGENCY OBLIGATION -- 9.3%
             -----------------------------------------------------------------------------
              Federal Home Loan Bank Discount Note
  5,740,000   1.90%, 06/02/08(a)                                                5,739,394
                                                                           ----------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (COST $5,739,697)        5,739,394
                                                                           ----------------
                                                                                MARKET
SHARES       DESCRIPTION                                                        VALUE
------       -----------                                                       --------
             TEMPORARY INVESTMENTS -- 0.0%
             -----------------------------------------------------------------------------

              PNC Bank Money Market
$     1,943   1.48%, 06/01/08                                                 $     1,943
                                                                           ----------------
               TOTAL TEMPORARY INVESTMENTS (COST $1,943)                            1,943
                                                                           ----------------

               TOTAL INVESTMENTS -- 100.4%
               (COST $79,067,435**)                                            62,000,537
                                                                           ----------------
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                   (232,015)
                                                                           ----------------
               NET ASSETS -- 100%                                             $61,768,522
                                                                           ================

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund. (a)Rate shown is the effective yield at purchase.
*Non-income producing security.
**The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                               $ 79,067,435
                                             ------------
Gross unrealized appreciation                   1,799,948
Gross unrealized deprecation                  (18,866,543)
                                             ------------
Net unrealized depreciation                  $(17,066,595)
                                             ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.


                       See notes to financial statements.

                             ROBECO INVESTMENT FUNDS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

COMMON STOCK--99.3%

BASIC INDUSTRIES--3.1%
  Neenah Paper, Inc.                                    17,305     $    367,731
  Olin Corp.                                            19,170          431,325
  Rock-Tenn Co., Class A                                28,720        1,025,017
  Schweitzer-Mauduit International, Inc.                11,340          231,336
  Silgan Holdings, Inc.                                  7,670          438,954
  USEC, Inc.*                                          242,225        1,688,308
                                                                   ------------
                                                                      4,182,671
                                                                   ------------

CAPITAL GOODS--10.3%
  Actuant Corp., Class A                                17,750          648,052
  Acuity Brands, Inc.                                   28,470        1,516,027
  Beacon Roofing Supply, Inc.*                         133,110        1,625,273
  Brady Corp., Class A                                  26,403        1,022,060
  CIRCOR International, Inc.                             9,290          496,179
  Drew Industries, Inc.*                                33,470          735,670
  DRS Technologies, Inc.                                15,551        1,225,108
  Gardner Denver, Inc.*                                 11,120          590,027
  Granite Construction, Inc.                            19,640          718,235
  Griffon Corp.*                                        35,195          318,163
  Lennox International, Inc.                            37,650        1,213,083
  LSI Industries, Inc.                                  32,320          343,885
  NN, Inc.                                              56,085          729,666
  RBC Bearings, Inc.*                                   12,105          456,116
  Rofin-Sinar Technologies, Inc.*                        9,930          351,423
  Toro Co.                                              23,910          934,403
  Trimas Corp.*                                         38,335          313,197
  WD-40 Co.                                             14,070          487,385
  Wesco International, Inc.*                             9,715          430,472
                                                                   ------------
                                                                     14,154,424
                                                                   ------------

COMMUNICATIONS--0.5%
  EarthLink, Inc.*                                      77,090          740,064
                                                                   ------------

CONSUMER DURABLES--3.7%
  Champion Enterprises, Inc.*                          131,940        1,101,699
  MDC Holdings, Inc.                                    23,740          964,556
  Natuzzi S.p.A. - ADR*                                 39,835          146,991


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

CONSUMER DURABLES--(CONTINUED)
  Sealy Corp.                                           69,465     $    432,073
  Steinway Musical Instruments*                         15,565          427,259
  Tempur-Pedic International, Inc.                     120,060        1,289,445
  Winnebago Industries, Inc.                            46,960          700,643
                                                                   ------------
                                                                      5,062,666
                                                                   ------------

CONSUMER NON-DURABLES--6.0%
  Alliance One International, Inc.*                     85,920          516,379
  Brown Shoe Co., Inc.                                  22,077          372,880
  Crocs, Inc.*                                          67,520          689,379
  Matthews International Corp., Class A                    780           37,136
  Nu Skin Enterprises, Inc., Class A                   102,635        1,759,164
  Oxford Industries, Inc.                               29,840          815,826
  Pilgrim's Pride Corp.                                 25,865          672,490
  RC2 Corp.*                                            38,865          750,483
  Skechers U.S.A., Inc., Class A*                       20,170          485,088
  Steven Madden Ltd.*                                   38,365          786,099
  Tupperware  Brands Corp.                              10,075          385,872
  Universal Corp.                                        6,055          300,389
  Warnaco Group, Inc., (The)*                           14,645          705,743
                                                                   ------------
                                                                      8,276,928
                                                                   ------------

CONSUMER SERVICES--21.7%
  ABM Industries, Inc.                                  35,310          770,817
  ACCO Brands Corp.*                                    45,860          703,492
  Asbury Automative Group, Inc.                         36,880          607,414
  Asset Acceptance Capital Corp.                        41,330          582,340
  Avis Budget Group, Inc.*                              47,195          656,954
  Bowne & Co., Inc.                                     41,625          639,776
  Build-A-Bear-Workshop, Inc.*                          39,610          362,432
  CBIZ, Inc.*                                           42,110          358,777
  Charlotte Russe Holding, Inc.*                        40,980          768,785
  Charming Shoppes, Inc.*                              123,505          717,564
  Cornell Companies, Inc.*                              19,070          424,117
  Domino's Pizza, Inc.*                                 57,655          776,036
  Dress Barn, Inc. (The)*                               37,110          574,092
  Ennis, Inc.                                           32,240          609,014
  G&K Services, Inc., Class A                           24,642          862,224

                             ROBECO INVESTMENT FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

CONSUMER SERVICES--(CONTINUED)
  Gevity HR, Inc.                                       74,725     $    558,196
  Golfsmith International Holdings, Inc.*               76,780          165,077
  Group 1 Automotive, Inc.                              27,070          704,903
  Gymboree Corp. (The)*                                 12,375          570,983
  IKON Office Solutions, Inc.                           73,085          883,598
  infoUSA, Inc.                                         74,130          415,869
  Jamba, Inc.*                                         117,395          272,356
  Kenexa Corp.*                                         38,975          784,956
  Knoll, Inc.                                          130,928        1,941,662
  Lithia Motors, Inc., Class A                          17,530          119,730
  Live Nation, Inc.*                                   110,880        1,679,832
  MAXIMUS, Inc.                                         18,300          672,891
  Mothers Work, Inc.*                                   26,540          322,726
  MPS Group, Inc.*                                      55,090          632,433
  PetMed Express, Inc.*                                 39,171          546,435
  Regis Corp.                                           51,895        1,574,494
  Rent-A-Center, Inc.*                                  71,565        1,501,434
  Restoration Hardware, Inc.*                          128,520          508,939
  Schawk, Inc.                                          34,410          576,023
  Scholastic Corp.*                                     18,985          590,433
  School Specialty, Inc.*                               13,420          421,254
  Spherion Corp.*                                       46,395          233,367
  Steiner Leisure Ltd.*                                 11,930          461,214
  Universal Technical Institute, Inc.*                  31,390          405,559
  Valassis Communications, Inc.*                       109,905        1,746,390
  Watson Wyatt Worldwide, Inc., Class A                 12,015          703,719
  World Fuel Services Corp.                             55,375        1,333,984
                                                                   ------------
                                                                     29,742,291
                                                                   ------------

ENERGY--4.8%
  Approach Resources, Inc.*                             22,660          508,490
  Bristow Group, Inc.*                                  17,060          891,726
  Compton Petroleum Corp.*                              65,710          754,351
  Flotek Industries, Inc.*                              60,390        1,034,481
  Hornbeck Offshore Services, Inc.*                     12,550          661,385
  Newpark Resources, Inc.*                             112,190          790,940
  Rosetta Resources, Inc.*                              22,770          613,196


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

ENERGY--(CONTINUED)
  Whiting Petroleum Corp.*                              14,430     $  1,349,638
                                                                   ------------
                                                                      6,604,207
                                                                   ------------

FINANCE--16.7%
  Advanta Corp., Class B                                52,852          459,812
  American Equity Investment Life Holding Co.           56,255          594,615
  Amerisafe, Inc.*                                      53,210          845,507
  Apollo Investment Corp.                               51,085          922,084
  Aspen Insurance Holdings Ltd.                         30,200          771,912
  Assured Guaranty Ltd.                                 31,180          720,258
  BankUnited Financial Corp., Class A                  110,883          349,281
  CNA Surety Corp.*                                     21,615          316,227
  Cowen Group., Inc.*                                   41,425          328,915
  FBR Capital Markets Corp.*                            21,950          112,604
  Federal Agricultural Mortgage Corp., Class C          32,645          945,399
  Hanmi Financial Corp.                                 44,755          286,432
  Hanover Insurance Group, Inc., (The)                   8,335          384,244
  Hatteras Financial Corp.*                             38,710        1,031,622
  Hilb, Rogal & Hobbs Co.                                9,650          298,764
  Horace Mann Educators Corp.                           38,575          628,387
  Infinity Property & Casualty Corp.                     9,650          389,088
  IPC Holdings Ltd.                                     46,095        1,309,098
  JMP Group, Inc.                                      101,485          735,766
  LandAmerica Financial Group, Inc.                     21,740          647,417
  Max Capital Group Ltd.                                66,425        1,602,171
  MBIA, Inc.                                            43,620          303,595
  National Financial Partners Corp.                     52,470        1,281,317
  Navigators Group, Inc., (The)*                        13,430          678,081
  PHH Corp.*                                            62,150        1,170,284
  Platinum Underwriters Holdings Ltd.                   45,495        1,613,708
  ProAssurance Corp.*                                   20,995        1,075,574
  Quanta Capital Holdings Ltd.                          87,475          233,558
  Safety Insurance Group, Inc.                          22,430          867,144

                             ROBECO INVESTMENT FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

FINANCE--(CONTINUED)
  SeaBright Insurance Holdings, Inc.*                   27,400     $    419,768
  State Auto Financial Corp.                            27,610          760,656
  United America Indemnity Ltd., Class A*               22,610          329,428
  United Rentals, Inc.*                                 20,095          413,756
                                                                   ------------
                                                                     22,826,472
                                                                   ------------

HEALTH CARE--12.4%
  Alpharma, Inc., Class A*                              27,300          687,687
  Centene Corp.*                                        27,245          575,142
  Conmed Corp.*                                         26,805          715,426
  Healthspring, Inc.*                                   64,035        1,189,770
  Home Diagnostics, Inc.*                              112,100          890,074
  ICU Medical, Inc.*                                    11,805          300,791
  Invacare Corp.                                        22,610          411,050
  Kindred Healthcare, Inc.*                             53,470        1,475,237
  LifePoint Hospitals, Inc.*                            35,325        1,130,047
  Lincare Holdings, Inc.*                               63,905        1,665,364
  Medical Action Industries, Inc.*                      30,730          408,094
  Mentor Corp.                                          32,035        1,009,423
  Odyssey HealthCare, Inc.*                             60,795          663,274
  Omnicare, Inc.                                        68,990        1,688,875
  Owens & Minor, Inc.                                   15,670          744,012
  Res-Care, Inc.*                                       19,035          362,997
  Symmetry Medical, Inc.*                               74,495        1,103,271
  U.S. Physical Therapy, Inc.*                          88,680        1,521,749
  Vital Signs, Inc.                                      8,970          509,406
                                                                   ------------
                                                                     17,051,689
                                                                   ------------

OTHER--7.4%
  Anworth Mortgage Asset Corp. (REIT)                  318,437        2,251,350
  Ares Capital Corp.                                    54,740          678,229
  Capstead Mortgage Corp.                              121,165        1,659,960
  Friedman, Billings, Ramsey Group, Inc., Class A      277,580          532,954
  Gladstone Capital Corp.                               23,645          420,408
  Gladstone Commercial Corp. (REIT)                     27,265          491,588


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

OTHER--(CONTINUED)
  KKR Financial Holdings LLC                           108,690     $  1,321,670
  Meruelo Maddux Properties, Inc.*                      79,245          221,886
  MFA Mortgage Investments, Inc. (REIT)                266,870        1,940,145
  Origen Financial, Inc. (REIT)                         95,820          143,730
  Redwood Trust, Inc. (REIT)                            13,040          440,100
                                                                   ------------
                                                                     10,102,020
                                                                   ------------

TECHNOLOGY--9.2%
  Acxiom Corp.                                          80,495        1,180,862
  Bel Fuse, Inc., Class B                               13,240          346,756
  Belden, Inc.                                           8,315          348,315
  Benchmark Electronics, Inc.*                          20,600          366,062
  Brocade Communications Systems, Inc.*                 59,240          477,474
  CIBER, Inc.*                                          66,935          469,884
  Electronics For Imaging, Inc.*                        42,820          709,528
  Emulex Corp.*                                         56,285          789,116
  Gilat Satellite Networks Ltd.*                        52,875          581,096
  Goldleaf Financial Solutions, Inc.*                   91,390          187,350
  Ikanos Communications, Inc.*                          53,415          190,157
  Imation Corp.                                         46,270        1,210,423
  Insight Enterprises, Inc.*                            29,540          395,836
  Mercury Computer Systems, Inc.*                       28,990          257,141
  Ness Technologies, Inc.*                              39,530          447,480
  OmniVision Technologies, Inc.*                        52,835          855,927
  PAR Technology Corp.*                                 59,290          557,326
  Photronics, Inc.*                                     45,540          408,949
  Smart Modular Technologies, Inc.*                     79,780          429,216
  Sycamore Networks, Inc.*                             133,480          452,497
  Technitrol, Inc.                                      54,655        1,090,367
  Verigy Ltd.*                                          33,670          859,932
                                                                   ------------
                                                                     12,611,694
                                                                   ------------

TRANSPORTATION--1.4%
  Pacer International, Inc.                             76,365        1,715,158
  Quality Distribution, Inc.*                           51,165          179,077
                                                                   ------------
                                                                      1,894,235
                                                                   ------------

                             ROBECO INVESTMENT FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------    ------------

UTILITIES--2.1%
  PNM Resources, Inc.                                  107,395     $  1,594,816
  Puget Energy, Inc.                                    44,785        1,253,532
                                                                   ------------
                                                                      2,848,348
                                                                   ------------

TOTAL COMMON STOCK
    (Cost $141,086,580)                                             136,097,709
                                                                   ------------

SHORT-TERM INVESTMENTS--1.2%

  PNC Bank Money Market
    Deposit Account                                  1,583,878        1,583,878
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,583,878)                                                 1,583,878
                                                                   ------------

TOTAL INVESTMENTS--100.5%
    (COST $142,670,458**)                                           137,681,587
                                                                   ------------

LIABILITIES IN EXCESS OF
    OTHER ASSETS--(0.5)%                                               (654,308)
                                                                   ------------
NET ASSETS--100.0%                                                 $137,027,279
                                                                   ============

ADR   -- American Depository Receipt.
REIT  -- Real Estate Investment Trust
*     -- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $142,670,458
                                                  ------------
      Gross unrealized appreciation                 17,173,212
      Gross unrealized depreciation                (22,162,083)
                                                  ------------
      Net unrealized depreciation                 $ (4,988,871)
                                                  ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

LONG POSITIONS--116.6%

DOMESTIC COMMON STOCK--104.8%

BASIC INDUSTRIES--2.1%
  Graphic Packaging Holding Co.*                       132,690     $    396,743
  Kapstone Paper and Packaging Corp.*                  132,390          642,631
                                                                   ------------
                                                                      1,039,374
                                                                   ------------

CAPITAL GOODS--8.7%
  Dynamics Research Corp.*                              29,047          311,384
  General Electric Co.                                  15,545          477,542
  Griffon Corp. +*                                      27,630          249,775
  Hubbell, Inc., Class B                                11,615          543,234
  KHD Humboldt Wedag International Ltd.*                12,935          454,019
  Lockheed Martin Corp.                                  3,930          430,099
  LSB Industries, Inc.*                                 14,680          267,763
  Research Frontiers, Inc.*                             14,811           86,792
  Sulphco, Inc.*                                        23,325           85,836
  Thermadyne Holdings Corp.*                            56,007          952,679
  TurboSonic Technologies, Inc.*                       145,015           87,009
  WD-40 Co.                                             11,998          415,611
                                                                   ------------
                                                                      4,361,743
                                                                   ------------

COMMUNICATIONS--3.6%
  Check Point Software Technologies Ltd.*               17,045          423,227
  Copernic, Inc.*                                       24,948           15,468
  HireRight, Inc.*                                      45,113          457,446
  Imergent, Inc.                                        11,999          137,989
  Vodafone Group PLC - ADR                              24,180          775,936
                                                                   ------------
                                                                      1,810,066
                                                                   ------------

CONSUMER DURABLES--2.5%
  Pulte Homes, Inc.                                     47,560          581,659
  Toll Brothers, Inc.*                                  27,535          580,162
  Wescast Industries, Inc. Class A                      15,335          120,303
                                                                   ------------
                                                                      1,282,124
                                                                   ------------


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

CONSUMER NON-DURABLES--6.3%
  Brown Shoe Co., Inc.                                  32,085     $    541,916
  Coca-Cola Femsa S.A. de C.V. - ADR                     8,855          552,552
  Female Health Co., (The)*                             72,710          185,411
  Mattel, Inc.                                          17,860          359,700
  Movado Group, Inc.                                    18,560          412,032
  Oxford Industries, Inc.                               10,475          286,386
  Skechers U.S.A., Inc., Class A*                       13,045          313,732
  Star Scientific, Inc.*                                63,737          123,650
  Steven Madden Ltd.*                                   19,435          398,223
                                                                   ------------
                                                                      3,173,602
                                                                   ------------

CONSUMER SERVICES--18.5%
  Alloy, Inc.*                                          41,015          352,729
  American Apparel, Inc.*                               36,000          240,842
  China Finance Online Co., Ltd - ADR*                  11,302          277,690
  Coinstar, Inc.*                                       21,520          819,912
  Cornell Companies, Inc.*                              19,855          441,575
  CRA International, Inc.*                               7,610          265,361
  Dollar Tree, Inc.*                                    13,270          489,663
  Dress Barn, Inc. (The) +*                             25,560          395,413
  eBay, Inc.*                                           20,560          617,006
  Gmarket, Inc. - ADR*                                  18,615          464,258
  H&R Block, Inc.                                       18,805          438,909
  Hiedrick & Struggles International, Inc.              22,210          636,316
  Kenexa Corp.*                                         35,300          710,942
  LECG Corp.*                                           54,985          555,349
  Local.Com Corp.*                                      27,691          128,763
  Lululemon Athletica, Inc.*                             3,127          100,033
  McGraw-Hill Companies., Inc., (The)                    6,355          263,669
  PetMed Express, Inc.*                                 67,615          943,229
  Royal Caribbean Cruises Ltd.                           8,680          257,970
  Steiner Leisure Ltd. +*                               10,520          406,703
  SumTotal Systems, Inc.*                              109,345          508,454
                                                                   ------------
                                                                      9,314,786
                                                                   ------------

                             ROBECO INVESTMENT FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

ENERGY--3.8%
  Approach Resources, Inc.*                             16,845     $    378,002
  CE Franklin Ltd.*                                     26,305          261,735
  Flotek Industries, Inc.*                              19,235          329,496
  LDK Solar Co. Ltd. - ADR*                              7,210          332,020
  Particle Drilling Technologies, Inc.*                 30,575           92,336
  Terra Nostra Resources Corp.*                            875            1,803
  Total SA                                               5,990          522,687
                                                                   ------------
                                                                      1,918,079
                                                                   ------------

FINANCE--21.5%
  American International Group, Inc.                    19,315          695,340
  Capital One Financial Corp.                           12,960          623,635
  Fidelity National Financial, Inc., Class A            36,645          626,629
  Freddie Mac                                           13,085          332,621
  Genworth Financial, Inc., Class A                     22,395          494,929
  Goldman Sachs Group, Inc., (The)                       1,830          322,830
  Investors Title Co.                                    4,380          211,423
  JPMorgan Chase & Co.                                  29,540        1,270,220
  Lehman Brothers Holdings, Inc.                         8,645          318,222
  Merrill Lynch & Co., Inc.                             11,615          510,131
  Old Republic International Corp.                      24,235          364,737
  PHH Corp.*                                            28,420          535,149
  Reinsurance Group of America, Inc.                    14,970          769,757
  SLM Corp.*                                            15,555          352,632
  Stewart Information Services Corp.                    15,670          370,596
  SWA Reit and Investments Ltd.*                        55,850           33,886
  Synovus Financial Corp.                               36,205          415,995
  TFS Financial Corp.                                   66,560          827,341
  Torchmark Corp.                                        8,085          512,670
  Wachovia Corp.                                        21,445          510,391
  Wesco Financial Corp.                                  1,035          440,910
  Zions Bancorporation                                   6,385          275,130
                                                                   ------------
                                                                     10,815,174
                                                                   ------------

HEALTH CARE--14.9%
  Alpha Pro Tech Ltd.*                                 543,075          564,798


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

  American BIO Medica Corp.*                           191,810     $    124,677
  Health Grades, Inc.*                                  70,407          397,096
  Health Net, Inc.*                                     13,375          414,625
  Home Diagnostics, Inc.*                               51,700          410,498
  iLinc Communications, Inc.*                          128,845           27,057
  LHC Group, Inc.*                                      44,510          964,532
  Lincare Holdings, Inc.*                               15,155          394,939
  McKesson Corp.                                        10,715          617,720
  MEDecision, Inc.*                                     71,340          129,125
  MTS Medication Technologies, Inc.*                    56,265          506,385
  NovaMed, Inc.*                                        76,825          301,922
  Orthofix International N.V.*                          22,171          721,444
  Pharsight Corp.*                                      37,558          183,659
  PHC, Inc., Class A*                                  320,195          896,546
  RehabCare Group, Inc. +*                              17,550          297,824
  Span-America Medical Systems, Inc.                    10,965          131,799
  Unilens Vision, Inc.                                 113,802          386,927
                                                                   ------------
                                                                      7,471,573
                                                                   ------------

OTHER--2.1%
  Friedman, Billings, Ramsey Group, Inc., Class A      118,675          227,856
  Keystone Consolidated Industries, Inc.*               13,613          132,046
  KKR Financial Holdings LLC                            29,515          358,903
  United Capital Corp.*                                 13,790          317,170
                                                                   ------------
                                                                      1,035,975
                                                                   ------------

TECHNOLOGY--20.8%
  Accenture Ltd., Class A                               14,435          589,237
  Advanced Battery Technologies, Inc.*                  11,435           43,453
  Brocade Communications Systems, Inc.*                 97,375          784,842
  CAM Commerce Solutions, Inc.                          34,411        1,246,711
  Captaris, Inc.*                                       76,751          334,634
  CGI Group, Inc. Class A*                              47,075          511,235
  Digi International, Inc.*                             91,236          822,949
  DivX, Inc.*                                           39,985          391,453
  McAfee, Inc.*                                         20,550          744,937

                             ROBECO INVESTMENT FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

  MIPS Technologies, Inc.*                             130,035     $    496,734
  MoneyGram International, Inc.                         42,850           58,276
  NetList, Inc.*                                        74,912          115,364
  NU Horizons Electronics Corp.*                        58,291          335,173
  PLATO Learning, Inc.*                                 68,709          180,705
  Richardson Electronics Ltd.                           48,915          276,370
  SourceForge, Inc.*                                   242,690          378,596
  Sykes Enterprises, Inc.*                              23,010          476,537
  Symantec Corp.*                                       30,165          655,485
  Telular Corp.*                                       366,073        1,328,845
  Tier Technologies, Inc., Class B*                     80,455          667,777
                                                                   ------------
                                                                     10,439,313
                                                                   ------------

TOTAL DOMESTIC COMMON STOCK
    (Cost $55,452,758)                                               52,661,809
                                                                   ------------

SHORT-TERM INVESTMENTS--11.8%

MONEY MARKET ACCOUNT--11.8%
  PNC Bank Money Market
     Deposit Account                                 5,906,532        5,906,532
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $5,906,532)                                                 5,906,532
                                                                   ------------

TOTAL LONG POSITIONS--116.6%
    (COST $61,359,290)                                               58,568,341
                                                                   ------------

SECURITIES SOLD SHORT--(31.1%)

BASIC INDUSTRIES--(2.1%)
  Allegheny Technologies, Inc.                          (4,575)        (343,125)
  Carpenter Technology Corp.                            (2,440)        (134,688)
  Century Aluminum Co.*                                 (3,675)        (268,275)
  Ethanex Energy, Inc.*                                   (648)            (107)
  Foundation Coal Holdings, Inc.                        (2,685)        (179,170)
  Synthesis Energy Systems, Inc.*                      (10,780)        (118,795)
  Uranium Energy Corp.*                                (12,625)         (31,689)
                                                                   ------------
                                                                     (1,075,849)
                                                                   ------------

CAPITAL GOODS--(3.5%)
  Applied Energetics, Inc.*                            (46,770)         (94,943)
  Bucyrus International, Inc.                           (4,150)        (293,737)
  Dynamic Materials Corp.                               (8,980)        (389,552)
  DynaMotive Energy Systems Corp.*                     (84,075)         (37,834)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

  Lindsay Manufacturing Co.                             (2,275)    $   (238,875)
  Nano-Proprietary, Inc.*                               (8,285)          (9,279)
  Research Frontiers, Inc.*                            (14,811)         (86,793)
  Sulphco, Inc.*                                       (46,671)        (171,749)
  Titan International, Inc.                             (6,165)        (243,702)
  TurboChef Technologies, Inc.*                         (7,733)         (52,043)
  Watsco, Inc.                                          (2,255)        (104,858)
  WorldWater & Solar Technologies Corp.*               (46,745)         (35,994)
                                                                   ------------
                                                                     (1,759,359)
                                                                   ------------

COMMUNICATIONS--(1.9%)
  Akamai Technologies, Inc.*                            (7,505)        (293,070)
  Copernic, Inc.*                                      (47,028)         (29,157)
  CTC Communications Group, Inc. ++*                   (98,900)             (10)
  HSW International, Inc.*                             (31,565)        (116,475)
  Imergent, Inc.                                       (11,999)        (137,988)
  Interliant, Inc. ++*                                    (600)               0
  One Communications Corp.*                            (37,790)              (4)
  TechTarget, Inc.*                                    (16,435)        (199,521)
  TigerLogic Corp.*                                    (34,456)        (178,138)
                                                                   ------------
                                                                       (954,363)
                                                                   ------------

CONSUMER DURABLES--(0.4%)
  iRobot Corp. +*                                      (13,340)        (187,027)
  QSound Labs, Inc.*                                    (4,440)          (6,660)
                                                                   ------------
                                                                       (193,687)
                                                                   ------------

CONSUMER NON-DURABLES--(3.0%)
  Aero Grow International, Inc.*                       (14,492)         (37,679)
  Amish Naturals, Inc.*                                (25,959)         (13,758)
  Andersons, Inc., (The)                                (4,400)        (186,384)
  Bunge Ltd.                                            (1,295)        (154,584)
  Cal-Maine Foods, Inc.                                (11,205)        (349,596)
  Hansen Natural Corp.*                                 (7,905)        (246,952)
  Skins, Inc.*                                         (16,913)          (5,074)
  Star Scientific, Inc.*                               (63,737)        (123,650)
  Under Armour, Inc., Class A*                          (4,045)        (144,811)
  USANA Health Sciences, Inc.*                          (3,500)         (89,075)
  Valence Technology, Inc.*                            (38,015)        (153,961)
                                                                   ------------
                                                                     (1,505,524)
                                                                   ------------

                             ROBECO INVESTMENT FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

CONSUMER SERVICES--(5.9%)
  China Finance Online Co., Ltd. - ADR*                (11,302)    $   (277,690)
  Constant Contact, Inc.*                               (8,190)        (157,248)
  Escala Group, Inc.*                                   (5,066)         (14,843)
  GameStop Corp., Class A*                              (6,390)        (316,944)
  Genmed Holding Corp.*                                     (5)              (7)
  Iron Mountain, Inc.*                                  (5,890)        (176,877)
  Local.com Corp.*                                     (37,541)        (174,566)
  Lululemon Athletica, Inc.*                           (10,192)        (326,042)
  Medis Technologies Ltd.*                             (18,472)        (114,342)
  Netflix, Inc.*                                        (3,470)        (105,349)
  Peet's Coffee & Tea, Inc.*                            (6,035)        (140,978)
  PokerTek, Inc.*                                       (8,680)         (22,568)
  Rewards Network, Inc.*                               (51,855)        (259,275)
  Ritchie Bros. Auctioneers, Inc.                      (12,555)        (346,141)
  Shutterly, Inc.*                                     (10,740)        (154,763)
  Tim Hortons, Inc.                                     (6,370)        (211,420)
  Vail Resorts, Inc.*                                   (3,150)        (156,839)
                                                                   ------------
                                                                     (2,955,892)
                                                                   ------------

ENERGY--(1.8%)
  Delta Petroleum Corp.*                                (6,710)        (148,291)
  Dril-Quip, Inc.*                                      (2,670)        (155,768)
  LDK Solar Co. Ltd. - ADR*                            (11,346)        (522,483)
  PowerSecure International, Inc.*                      (8,905)         (89,762)
  Terra Nostra Resources Corp*                            (875)          (1,803)
                                                                   ------------
                                                                       (918,107)
                                                                   ------------

HEALTH CARE--(0.9%)
  Bodytel Scientific, Inc.*                             (4,840)          (6,050)
  Conceptus, Inc.*                                     (11,960)        (227,001)
  Isolagen, Inc.*                                      (23,230)         (13,938)
  Pure Bioscience*                                     (23,595)        (102,402)
  RemoteMDX, Inc.*                                     (72,530)        (126,202)
                                                                   ------------
                                                                       (475,593)
                                                                   ------------

INDUSTRIAL--(2.0%)
  China Security & Surveillance Technology, Inc.*         (545)         (11,320)
  Ener1, Inc.*                                         (22,188)        (119,815)
  Gencor Industries, Inc.*                              (9,735)        (139,795)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

  Graco, Inc.                                           (3,625)    $   (146,522)
  Kforce, Inc. +*                                      (18,530)        (171,402)
  Stanley, Inc.*                                        (6,790)        (214,292)
  Titan Machinery, Inc.*                                (7,515)        (182,615)
                                                                   ------------
                                                                       (985,761)
                                                                   ------------

OTHER--0.0%
  China International Tourism Holdings Ltd.*            (5,084)             (69)
                                                                   ------------

TECHNOLOGY--(8.4%)
  Acme Packet, Inc.*                                   (39,055)        (351,886)
  Advanced Battery Technologies, Inc.*                 (11,435)         (43,453)
  Akeena Solar, Inc.*                                  (23,005)        (151,833)
  American Superconductor Corp.*                        (6,565)        (231,613)
  ANTS Software, Inc.*                                 (13,984)         (15,382)
  Axis Technologies Group, Inc.*                        (5,845)          (3,916)
  AXT, Inc.*                                           (44,675)        (206,399)
  ConSyGen, Inc. ++*                                      (200)               0
  Data Domain, Inc.*                                    (7,355)        (176,520)
  Exlservice Holdings, Inc.*                            (7,590)        (151,345)
  IPG Photonics Corp.*                                  (6,320)        (126,969)
  LML Payment Systems, Inc.*                            (7,808)         (20,067)
  MEMC Electronic Materials, Inc.*                      (2,605)        (178,859)
  Nestor, Inc.*                                        (15,200)          (2,584)
  NETGEAR, Inc.*                                        (9,755)        (185,247)
  Netscout Systems, Inc.*                              (12,510)        (159,002)
  NVE Corp.*                                            (3,405)        (122,342)
  Palm, Inc.                                           (20,225)        (122,563)
  ParkerVision, Inc.*                                   (8,905)         (99,380)
  Rubicon Technology, Inc.*                            (15,255)        (348,882)
  Sierra Wireless, Inc.*                               (12,070)        (206,759)
  STEC, Inc.*                                          (15,200)        (193,800)
  SuccessFactors, Inc.*                                (17,720)        (196,692)
  Synaptics, Inc.*                                      (3,025)        (129,379)
  Tiger Telematics, Inc.*                               (6,510)             (21)
  Universal Display Corp.*                              (5,275)         (80,233)
  Vicor Corp.                                          (10,055)        (113,521)
  VMware, Inc. Class A*                                 (5,490)        (376,998)
  Vyyo, Inc.*                                          (15,518)          (3,104)
  Western Digital Corp.*                                (5,405)        (202,850)

                             ROBECO INVESTMENT FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------

  Xybernaut Corp.*                                     (35,000)    $       (980)
                                                                   ------------
                                                                     (4,202,579)
                                                                   ------------

TRANSPORTATION--(0.7%)
  Genco Shipping & Trading Ltd.                         (4,660)        (327,319)
                                                                   ------------

UTILITIES--(0.5%)
  Clean Energy Fuels Corp.*                             (8,440)        (126,178)
  SJW Corp.*                                            (4,010)        (124,551)
                                                                   ------------
                                                                       (250,729)
                                                                   ------------

TOTAL SECURITIES SOLD SHORT
    (Proceeds $17,274,350)                                          (15,604,831)
                                                                   ------------

NET INVESTMENTS IN SECURITIES--100.0%
    (COST $44,084,940**)                                             42,963,510

OTHER ASSETS IN EXCESS OF
    LIABILITIES--14.5%                                                7,288,631
                                                                   ------------

NET ASSETS--100.0%                                                 $ 50,252,141
                                                                   ============

ADR   -- American Depository Receipt.
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*     -- Non-income producing.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                             $  44,084,940
                                                 -------------
      Gross unrealized appreciation                  5,627,852
      Gross unrealized depreciation                 (6,749,282)
                                                 -------------
      Net unrealized depreciation                $  (1,121,430)
                                                 -------------

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                              LARGE CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

COMMON STOCK--98.6%

BASIC INDUSTRIES--1.7%
  Alcoa, Inc.                                           15,215      $   617,577
  PPG Industries, Inc.                                   8,070          508,652
                                                                    -----------
                                                                      1,126,229
                                                                    -----------

CAPITAL GOODS--6.1%
  Honeywell International, Inc.                         13,770          820,967
  Illinois Tool Works, Inc.                              6,385          342,875
  Lockheed Martin Corp.                                 14,725        1,611,504
  Siemens AG                                             2,685          305,526
  United Technologies Corp.                             13,180          936,307
                                                                    -----------
                                                                      4,017,179
                                                                    -----------

COMMUNICATIONS--4.4%
  Liberty Media Corp - Entertainment*                   21,258          573,966
  McGraw-Hill Companies., Inc., (The)                    8,070          334,824
  Omnicom Group, Inc.                                   20,910        1,024,799
  Vodafone Group PLC - ADR                              15,692          503,556
  Windstream Corp.                                      32,198          429,522
                                                                    -----------
                                                                      2,866,667
                                                                    -----------

CONSUMER DURABLES--0.5%
  Mohawk Industries, Inc.*                               4,350          326,598
                                                                    -----------

CONSUMER NON-DURABLES--9.0%
  Altria Group, Inc.                                    18,247          406,178
  Dr. Pepper Snapple Group, Inc.*                       21,705          546,532
  Macy's, Inc.                                          14,110          333,984
  Mattel, Inc.                                          17,330          349,026
  Molson Coors Brewing Co., Class B                      6,960          403,680
  Nike, Inc., Class B                                   11,880          812,236
  Philip Morris International, Inc.*                    25,757        1,356,364
  Procter & Gamble Co.                                  26,005        1,717,630
                                                                    -----------
                                                                      5,925,630
                                                                    -----------

CONSUMER SERVICES--9.3%
  Advance Auto Parts, Inc.                              18,455          743,737


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

CONSUMER SERVICES--(CONTINUED)
  Avis Budget Group, Inc.*                              32,325      $   449,964
  eBay, Inc.*                                           16,875          506,419
  Home Depot, Inc., (The)                               31,850          871,416
  Moody's Corp.                                         19,280          714,902
  R. R. Donnelley & Sons Co.                            21,210          696,324
  Ross Stores, Inc.                                     21,455          785,682
  Safeway, Inc.                                         10,190          324,755
  Staples, Inc.                                         14,045          329,355
  Time Warner, Inc.                                     43,846          696,275
                                                                    -----------
                                                                      6,118,829
                                                                    -----------

ENERGY--14.6%
  Chevron Corp.                                          7,706          764,050
  ConocoPhillips                                         8,865          825,332
  Dresser-Rand Group, Inc.*                             11,265          454,205
  Exxon Mobil Corp.                                     20,674        1,835,024
  Helix Energy Solutions Group, Inc.*                   14,640          565,543
  Marathon Oil Corp.                                    33,590        1,726,190
  Talisman Energy, Inc.                                 78,240        1,819,863
  Total SA - ADR                                        18,505        1,614,746
                                                                    -----------
                                                                      9,604,953
                                                                    -----------

FINANCE--27.3%
  ACE Ltd.                                              19,149        1,150,280
  Bank of America Corp.                                 54,895        1,866,979
  Bank of New York Mellon Corp., (The)                  15,872          706,780
  Berkshire Hathaway, Inc., Class B*                       356        1,601,288
  Capital One Financial Corp.                           20,320          977,798
  Citigroup, Inc.                                       37,403          818,752
  Franklin Resources, Inc.                              11,530        1,167,067
  JPMorgan Chase & Co.                                  54,225        2,331,675
  Loews Corp.                                           35,865        1,777,828
  Marsh & McLennan Cos., Inc.                           12,320          335,474
  Marshall & Ilsley Corp.                               13,250          307,930
  Merrill Lynch & Co., Inc.                             26,815        1,177,715
  Morgan Stanley                                        20,485          906,051

                             ROBECO INVESTMENT FUNDS
                              LARGE CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

FINANCE--(CONTINUED)
  Reinsurance Group of America, Inc.                     6,135      $   315,462
  Synovus Financial Corp.                               58,120          667,799
  Travelers Companies, Inc., (The)                      19,444          968,506
  Wells Fargo & Co.                                     23,430          645,965
  Zions Bancorporation                                   6,495          279,869
                                                                    -----------
                                                                     18,003,218
                                                                    -----------

HEALTH CARE--11.7%
  CIGNA Corp.                                            7,475          303,485
  Covidien Ltd.                                         12,797          641,002
  DaVita, Inc.*                                         16,385          850,054
  Johnson & Johnson                                     38,181        2,548,200
  Lincare Holdings, Inc.*                               19,625          511,427
  McKesson Corp.                                        14,145          815,459
  Pfizer, Inc.                                          27,582          533,988
  Schering-Plough Corp.                                 18,645          380,358
  WellPoint, Inc.*                                       8,140          454,375
  Wyeth                                                 15,750          700,402
                                                                    -----------
                                                                      7,738,750
                                                                    -----------

TECHNOLOGY--12.5%
  Accenture Ltd., Class A                               11,785          481,064
  Analog Devices, Inc.                                  15,170          532,619
  Harris Corp.                                          18,325        1,205,418
  Hewlett-Packard Co.                                   18,223          857,574
  International Business Machines Corp.                  6,855          887,243
  McAfee, Inc.*                                         12,320          446,600
  Microsoft Corp.                                       42,459        1,202,439
  Oracle Corp.*                                         44,940        1,026,430
  Symantec Corp.*                                       20,725          450,354
  Taiwan Semiconductor
    Manufacturing Co., Ltd. - ADR                       53,879          616,914
  Texas Instruments, Inc.                               16,140          524,227
                                                                    -----------
                                                                      8,230,882
                                                                    -----------

TRANSPORTATION--0.5%
  United Parcel Service, Inc.                            4,695          333,439
                                                                    -----------


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

UTILITIES--1.0%
  DTE Energy Co.                                         4,425      $   195,762
  PG&E Corp.                                            11,885          470,527
                                                                    -----------
                                                                        666,289
                                                                    -----------

TOTAL COMMON STOCK
    (Cost $60,684,445)                                               64,958,663
                                                                    -----------

SHORT-TERM INVESTMENT--1.1%

  PNC Bank Money Market
    Deposit Account                                    746,276          746,276
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $746,276)                                                     746,276
                                                                    -----------

TOTAL INVESTMENTS--99.7%
    (COST $61,430,721**)                                             65,704,939
                                                                    -----------

OTHER ASSETS IN EXCESS
    OF LIABILITIES--0.3%                                                166,651
                                                                    -----------
NET ASSETS--100.0%                                                  $65,871,590
                                                                    ===========


ADR   -- American Depository Receipt.
*     -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $ 61,430,721
                                                  ------------
      Gross unrealized appreciation                  7,164,338
      Gross unrealized depreciation                 (2,890,120)
                                                  ------------
      Net unrealized appreciation                 $  4,274,218
                                                  ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                               MID CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

COMMON STOCK--96.6%

BASIC INDUSTRIES--5.0%
  Albemarle Corp.                                       17,335      $   770,887
  Crown Holdings, Inc.*                                 21,940          632,969
  Lubrizol Corp., (The)                                 13,675          767,168
  PPG Industries, Inc.                                   8,570          540,167
                                                                    -----------
                                                                      2,711,191
                                                                    -----------

CAPITAL GOODS--7.5%
  Cooper Industries Ltd., Class A                       13,120          611,786
  Ingersoll-Rand Co. Ltd., Class A                       8,330          366,853
  Lennox International, Inc.                             7,015          226,023
  Mohawk Industries, Inc.*                               2,130          159,920
  Stanley Works, (The)                                  17,735          861,566
  Terex Corp.*                                           7,590          541,547
  Thomas & Betts Corp.*                                 16,640          706,701
  W.W. Grainger, Inc.                                    6,125          558,968
                                                                    -----------
                                                                      4,033,364
                                                                    -----------

COMMUNICATIONS--1.9%
  CenturyTel, Inc.                                      17,110          605,865
  Embarq Corp.                                           9,010          426,353
                                                                    -----------
                                                                      1,032,218
                                                                    -----------

CONSUMER DURABLES--2.1%
  BorgWarner, Inc.                                       7,105          367,400
  Lennar Corp., Class A                                 15,980          269,742
  NVR, Inc.*                                               290          163,957
  Pulte Homes, Inc.                                     15,615          190,972
  Ryland Group, Inc., (The)                              5,620          156,236
                                                                    -----------
                                                                      1,148,307
                                                                    -----------

CONSUMER NON-DURABLES--4.7%
  General Mills, Inc.                                   13,555          856,676
  Loews Corp. - Carolina Group                           5,045          366,015
  Mattel, Inc.                                          37,565          756,559
  Robert Half International, Inc.                       13,000          319,540
  VF Corp.                                               3,080          233,156
                                                                    -----------
                                                                      2,531,946
                                                                    -----------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

CONSUMER SERVICES--15.8%
  Burger King Holdings, Inc.                            10,780      $   307,769
  CBS Corp., Class B                                    20,680          446,274
  Dun & Bradstreet Corp., (The)                          6,115          560,256
  Equifax, Inc.                                         18,700          713,592
  Expedia, Inc.*                                        14,999          363,726
  Family Dollar Stores, Inc.                            10,305          220,527
  Knoll, Inc.                                           20,570          305,053
  Kohl's Corp.*                                         13,975          626,080
  Kroger Co., (The)                                     20,460          565,515
  Manpower, Inc.                                         6,705          422,415
  McGraw-Hill Companies., Inc., (The)                   14,250          591,233
  Meredith Corp.                                        10,785          353,856
  Monster Worldwide, Inc.*                              11,045          272,701
  Omnicom Group, Inc.                                   15,215          745,687
  R. R. Donnelley & Sons Co.                            11,565          379,679
  Safeway, Inc.                                         31,390        1,000,399
  Staples, Inc.                                         27,320          640,654
                                                                    -----------
                                                                      8,515,416
                                                                    -----------

ENERGY--5.6%
  Anadarko Petroleum Corp.                               4,920          368,852
  Dresser-Rand Group, Inc.*                             19,320          778,983
  Helix Energy Solutions Group, Inc.*                   14,130          545,842
  Noble Energy, Inc.                                     7,550          735,748
  PetroHawk Energy Corp.*                               20,630          606,109
                                                                    -----------
                                                                      3,035,534
                                                                    -----------

FINANCE--20.7%
  ACE Ltd.                                               9,240          555,047
  Affiliated Managers Group, Inc.*                       2,150          220,375
  Allied World Assurance Co. Holdings Ltd.               5,495          250,572
  AON Corp.                                              8,745          412,676
  Assurant, Inc.                                         7,180          488,455
  Capital One Financial Corp.                            5,230          251,668
  CNA Financial Corp.                                    7,120          216,377
  Fannie Mae                                            18,255          493,250

                             ROBECO INVESTMENT FUNDS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

FINANCE--(CONTINUED)
  Federated Investors, Inc., Class B                    12,370      $   455,340
  Franklin Resources, Inc.                               4,330          438,283
  Hanover Insurance Group, Inc., (The)                  15,475          713,397
  Lincoln National Corp.                                 6,565          362,125
  Loews Corp.                                           15,180          752,473
  Marsh & McLennan Cos., Inc.                           34,415          937,120
  Mercury General Corp.                                 11,715          595,825
  Nationwide Financial Services, Inc., Class A           6,005          306,435
  Progressive Corp., (The)                              11,585          232,395
  Reinsurance Group of America, Inc.                    13,470          692,627
  SLM Corp.*                                            16,195          367,141
  State Street Corp.                                     7,005          504,500
  Student Loan Corp., (The)                              1,740          208,800
  SunTrust Banks, Inc.                                   5,410          282,456
  Synovus Financial Corp.                               21,210          243,703
  Unum Group                                            27,200          654,976
  Willis Group Holdings Ltd.                             8,105          290,402
  Zions Bancorporation                                   5,295          228,162
                                                                    -----------
                                                                     11,154,580
                                                                    -----------

HEALTH CARE--7.1%
  CIGNA Corp.                                            6,130          248,878
  Coventry Health Care, Inc.*                           15,430          710,243
  DaVita, Inc.*                                         15,440          801,027
  Hospira, Inc.*                                        14,450          606,033
  Lincare Holdings, Inc.*                                5,695          148,412
  McKesson Corp.                                        14,190          818,053
  Quest Diagnostics, Inc.                                9,980          503,092
                                                                    -----------
                                                                      3,835,738
                                                                    -----------

OTHER--5.3%
  Annaly Capital Management, Inc. (REIT)                64,396        1,146,893
  AvalonBay Communities, Inc. (REIT)                     2,840          287,408
  Nationwide Health Properties, Inc. (REIT)              9,535          325,429


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

OTHER--(CONTINUED)
  ProLogis (REIT)                                        6,935      $   429,484
  SL Green Realty Corp. (REIT)                           2,950          294,115
  Ventas, Inc. (REIT)                                    8,010          381,757
                                                                    -----------
                                                                      2,865,086
                                                                    -----------

TECHNOLOGY--15.2%
  Acxiom Corp.                                          42,350          621,274
  Amdocs Ltd.*                                          19,260          622,291
  Arrow Electronics, Inc.*                              24,170          741,052
  Avnet, Inc.*                                          11,470          338,594
  Broadridge Financial Solutions, Inc.                  28,380          639,685
  Brocade Communications Systems, Inc.*                 64,375          518,863
  CACI International, Inc., Class A*                     9,815          500,271
  Comverse Tecnology, Inc.*                             15,810          294,857
  Cymer, Inc.*                                          16,715          516,828
  Emulex Corp.*                                         13,370          187,447
  Harris Corp.                                          11,550          759,759
  Ingram Micro, Inc., Class A*                          15,320          277,752
  McAfee, Inc.*                                         17,122          620,672
  SRA International, Inc., Class A*                      9,795          230,966
  Sybase, Inc.*                                          9,435          302,109
  Symantec Corp.*                                       45,740          993,930
                                                                    -----------
                                                                      8,166,350
                                                                    -----------

TRANSPORTATION--1.1%
  Norfolk Southern Corp.                                 8,810          593,618
                                                                    -----------

UTILITIES--4.6%
  American Electric Power Co., Inc.                      5,455          230,910
  DTE Energy Co.                                        11,700          517,608
  Edison International                                   8,300          441,809
  NiSource, Inc.                                        10,960          198,266
  PG&E Corp.                                            16,460          651,652
  Sierra Pacific Resources                              29,895          405,675
                                                                    -----------
                                                                      2,445,920
                                                                    -----------

TOTAL COMMON STOCK
    (Cost $49,466,354)                                               52,069,268
                                                                    -----------

                             ROBECO INVESTMENT FUNDS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

SHORT-TERM INVESTMENT--3.0%

  PNC Bank Money Market
    Deposit Account                                 1,612,273       $ 1,612,273
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,612,273)                                                 1,612,273
                                                                    -----------

TOTAL INVESTMENTS--99.6%
    (COST $51,078,627**)                                             53,681,541
                                                                    -----------

OTHER ASSETS IN EXCESS
    OF LIABILITIES--0.4%                                                221,540
                                                                    -----------
NET ASSETS--100.0%                                                  $53,903,081
                                                                    ===========

REIT  -- Real Estate Investment Trust.
*     -- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $ 51,078,627
                                                  ------------
      Gross unrealized appreciation                  4,458,229
      Gross unrealized depreciation                 (1,855,315)
                                                  ------------
      Net unrealized appreciation                 $  2,602,914
                                                  ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

COMMON STOCK--95.9%

CAPITAL GOODS--4.8%
  Dover Corp.                                           16,155      $   873,663
  General Electric Co.                                  10,100          310,272
  Parker-Hannifin Corp.                                  7,687          650,858
  W.W. Grainger, Inc.                                    7,485          683,081
  Wolseley PLC - ADR                                    24,940          271,075
                                                                    -----------
                                                                      2,788,949
                                                                    -----------

COMMUNICATIONS--3.3%
  Embarq Corp.                                           7,235          342,360
  Vodafone Group PLC - ADR                              49,413        1,585,663
                                                                    -----------
                                                                      1,928,023
                                                                    -----------

CONSUMER DURABLES--0.9%
  Lennar Corp., Class A                                 17,300          292,024
  Pulte Homes, Inc.                                     17,700          216,471
                                                                    -----------
                                                                        508,495
                                                                    -----------

CONSUMER NON-DURABLES--7.2%
  Mattel, Inc.                                          42,010          846,081
  Nestle S.A. - ADR                                      4,620          566,583
  Nike, Inc., Class B                                    9,070          620,116
  Oxford Industries, Inc.                                5,710          156,111
  Procter & Gamble Co.                                  18,730        1,237,117
  Tupperware  Brands Corp.                              11,850          453,855
  VF Corp.                                               4,855          367,524
                                                                    -----------
                                                                      4,247,387
                                                                    -----------

CONSUMER SERVICES--8.7%
  BancTec, Inc. ++ 144A                                 47,195          167,542
  Career Education Corp.*                                4,300           78,647
  Equifax, Inc.                                          4,760          181,642
  Expedia, Inc.*                                        18,648          452,214
  Harte-Hanks, Inc.                                     15,730          213,142
  Herbalife Ltd.                                         7,465          287,701
  IAC/InterActiveCorp*                                  26,235          591,599
  Manpower, Inc.                                         4,345          273,735
  Omnicom Group, Inc.                                   13,370          655,264
  Rent-A-Center, Inc.*                                  11,975          251,235
  Safeway, Inc.                                         18,890          602,024


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

CONSUMER SERVICES--(CONTINUED)
  Wal-Mart Stores, Inc.                                 19,635      $ 1,133,725
  Watson Wyatt Worldwide, Inc., Class A                  3,815          223,445
                                                                    -----------
                                                                      5,111,915
                                                                    -----------

ENERGY--10.7%
  Apache Corp.                                           3,890          521,493
  Chevron Corp.                                          6,530          647,450
  Devon Energy Corp.                                     4,600          533,324
  Dresser-Rand Group, Inc.*                              4,985          200,995
  Marathon Oil Corp.                                    11,020          566,318
  Pioneer Natural Resources Co.                          7,945          570,372
  Quest Resource Corp.*                                 12,123          134,687
  Quest Resource Corp. 144A ++*                          2,430           26,997
  Talisman Energy, Inc.                                 60,625        1,410,137
  Total SA - ADR                                        19,325        1,686,299
                                                                    -----------
                                                                      6,298,072
                                                                    -----------

FINANCE--30.9%
  ACE Ltd.                                              38,210        2,295,275
  Alleghany Corp.*                                       2,946        1,106,223
  Allied World Assurance Co. Holdings Ltd.               7,845          357,732
  AMBAC Financial Group, Inc.                           30,300           94,839
  AON Corp.                                             10,700          504,933
  Aspen Insurance Holdings Ltd.                          8,740          223,394
  Capital One Financial Corp.                           12,500          601,500
  Castlepoint Holdings Ltd. 144A ++*                    14,425          155,646
  Castlepoint Holdings Ltd.                                 20              216
  Countrywide Financial Corp.                            4,844           25,479
  Fannie Mae                                            14,610          394,762
  First American Corp.                                   4,105          137,805
  Flagstone Reinsurance Holdings Ltd.                   35,650          463,450
  Hanover Insurance Group, Inc., (The)                  13,605          627,190
  Hatteras Financial Corp. (REIT) 144A ++*               3,890          103,668
  IndyMac Bancorp, Inc.                                  5,880           11,113

                             ROBECO INVESTMENT FUNDS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

FINANCE--(CONTINUED)
  IPC Holdings Ltd.                                     20,175      $   572,970
  J.G. Wentworth, Inc. 144A ++*                         15,165          181,980
  JPMorgan Chase & Co.                                   6,960          299,280
  Kohlberg Capital Corp.                                 9,370          125,089
  Loews Corp.                                           63,910        3,168,019
  Maiden Holdings Ltd. 144A ++*                         11,110           84,103
  Marsh & McLennan Cos., Inc.                           19,225          523,497
  MBIA, Inc.                                            22,585          157,192
  Merrill Lynch & Co., Inc.                             11,315          496,955
  Morgan Stanley                                        20,165          891,898
  Peoples Choice Financial Corp. 144A ++*                1,465                0
  Quanta Capital Holdings Ltd.                          19,670           52,519
  SLM Corp.*                                            21,330          483,551
  Solar Cayman Ltd. 144A ++*                            19,375          290,625
  Specialty Underwriters' Alliance, Inc.*                9,845           46,862
  Travelers Companies, Inc., (The)                      17,655          879,396
  Unum Group                                            41,166          991,277
  Wesco Financial Corp.                                    180           76,680
  White Mountains Insurance Group Ltd.                   3,570        1,702,890
                                                                    -----------
                                                                     18,128,008
                                                                    -----------

HEALTH CARE--13.4%
  Amgen, Inc.*                                          23,365        1,028,761
  AstraZeneca PLC - ADR                                  6,615          289,009
  DaVita, Inc.*                                         13,335          691,820
  Johnson & Johnson                                     22,930        1,530,348
  Lincare Holdings, Inc.*                               17,035          443,932
  Medtronic, Inc.                                       12,030          609,560
  Mentor Corp.                                           7,325          230,811
  Pfizer, Inc.                                          72,016        1,394,230
  Sanofi-Aventis - ADR                                  14,100          526,212
  UnitedHealth Group, Inc.                               7,850          268,549
  Wyeth                                                 18,315          814,468
                                                                    -----------
                                                                      7,827,700
                                                                    -----------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

OTHER--3.6%
  Annaly Capital Management, Inc. (REIT)                56,740      $ 1,010,540
  Ashford Hospitality Trust, Inc. (REIT)                43,235          265,463
  CBRE Realty Finance, Inc. (REIT)                      34,705          139,167
  Cypress Sharpridge Investments, Inc.
      (REIT) 144A ++                                    32,315          168,038
  Friedman, Billings, Ramsey Group, Inc.,
      Class A (REIT)                                    32,720           62,822
  National Health Investors, Inc. (REIT)                11,865          367,815
  Thornburg Mortgage PSCA Units (REIT) ++               71,655           71,655
                                                                    -----------
                                                                      2,085,500
                                                                    -----------

TECHNOLOGY--11.2%
  Accenture Ltd., Class A                                7,850          320,437
  Acxiom Corp.                                          21,205          311,077
  Belden, Inc.                                           4,025          168,607
  Dell, Inc.*                                           23,585          543,870
  Fidelity National Information Services, Inc.           7,410          298,475
  GSI Group, Inc.*                                      18,110          146,148
  Hewlett-Packard Co.                                   22,550        1,061,203
  International Business Machines Corp.                 11,290        1,461,265
  Microsoft Corp.                                       44,865        1,270,577
  Tech Data Corp.*                                      11,015          403,039
  Tyco Electronics Ltd.                                 14,620          586,554
                                                                    -----------
                                                                      6,571,252
                                                                    -----------

UTILITIES--1.2%
  Korea Electric Power Corp. - ADR                      42,050          679,528
                                                                    -----------

TOTAL COMMON STOCK
    (Cost $53,489,632)                                               56,174,829
                                                                    -----------

PREFERRED STOCK--0.9%

FINANCE--0.9%
  Fannie Mae                                            11,091          553,164
                                                                    -----------

                             ROBECO INVESTMENT FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

TOTAL PREFERRED STOCK
    (Cost $552,761)                                                     553,164
                                                                    -----------

WARRANTS--0.0%

  Thornburg Mortgage Warrants
    (exercise price $0.01,
    expiration date 03/31/15) ++                       120,815      $         0
                                                                    -----------

TOTAL WARRANTS
    (Cost $0)                                                                 0
                                                                    -----------

                                                        PAR
                                                       (000)           VALUE
                                                    -----------     -----------

CORPORATE BONDS--1.8%

  MBIA Insurance Corp.(a) 144A
    14.00% 01/15/33                                        151          132,880
  Thornburg Mortgage, Inc. 144A ++
    18.00% 03/31/15                                        824          702,460
  Thornburg W. I.++
    0.0% 03/31/15                                          244          244,000
                                                                    -----------

TOTAL CORPORATE BONDS
    (Cost $1,147,208)                                                 1,079,340
                                                                    -----------

                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

SHORT-TERM INVESTMENTS--2.2%

  PNC Bank Money Market
    Deposit Account                                  1,286,004        1,286,004
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $1,286,004)                                                 1,286,004
                                                                    -----------

TOTAL INVESTMENTS--100.9%
    (COST $56,475,606**)                                             59,093,337
                                                                    -----------


                                                      NUMBER
                                                   OF CONTRACTS        VALUE
                                                   ------------     -----------

OPTIONS WRITTEN--(0.2%)

  General Electric Call Options
    Expires 01/21/09
    Strike Price $30                                      (101)         (26,489)
  Lennear Corp. Call Options
    Expires 11/22/08
    Strike Price $25                                      (173)         (10,380)
  Morgan Stanley Call Options
    Expires 07/23/08
    Strike Price $45                                       (25)          (5,813)


                                                      NUMBER
                                                   OF CONTRACTS        VALUE
                                                   ------------     -----------

  Pulte Homes, Inc. Call Options
    Expires 01/21/09
    Strike Price $20                                       (57)     $    (3,070)
  Pulte Homes, Inc. Call Options
    Expires 01/21/09
    Strike Price $10                                      (120)         (44,058)
                                                                    -----------

TOTAL OPTIONS WRITTEN
    (Premiums received $(212,529))                                      (89,810)
                                                                    -----------

LIABIITIES IN EXCESS OF
    OTHER ASSETS--(0.7)%                                               (427,092)
                                                                    -----------
NET ASSETS--100.0%                                                  $58,576,435
                                                                    ===========

ADR   -- American Depository Receipt.
REIT  -- Real Estate Investment Trust.
*     -- Non-income producing.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB Fund, Inc.'s Board of Directors.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(a)   Callable security.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $ 56,475,606
                                                  ------------
      Gross unrealized appreciation                  4,509,273
      Gross unrealized depreciation                 (1,891,542)
                                                  ------------
      Net unrealized appreciation                 $  2,617,731
                                                  ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

COMMON STOCK--93.1%


BASIC MATERIALS--0.7%
  Omnova Solutions, Inc.*                               54,800      $   197,828
  Uranium Resources, Inc. #*                            27,777          123,608
                                                                    -----------
                                                                        321,436
                                                                    -----------

CAPITAL GOODS--1.1%
  Trimas Corp.*                                         60,600          495,102
                                                                    -----------

COMMUNICATIONS--6.7%
  LodgeNet Interactive Corp.*                           30,900          201,159
  MDC Partners, Inc., Class A*                         298,600        2,314,150
  RADWARE Ltd.*                                         52,900          517,362
                                                                    -----------
                                                                      3,032,671
                                                                    -----------

CONSUMER CYCLICAL--15.5%
  Airtran Holdings, Inc. #                             132,500          397,500
  Beacon Roofing Supply, Inc. #*                        26,800          327,228
  Big 5 Sporting Goods Corp.                            27,000          242,730
  Brown Shoe Co., Inc.                                  12,500          211,125
  Casual Male Retail Group, Inc. #*                     73,000          298,570
  Champion Enterprises, Inc.*                           20,900          174,515
  Collective Brands, Inc. #*                            16,300          184,679
  Dress Barn, Inc. (The)*                               23,800          368,186
  DSW, Inc., Class A #*                                 26,000          384,020
  Hot Topic, Inc.*                                      19,800          103,950
  Jack in the Box, Inc.*                                14,300          351,351
  Lakeland Industries, Inc.*                            53,401          666,978
  Libbey, Inc.                                         111,900        1,290,207
  Lifetime Brands, Inc. #                               61,100          428,311
  Pantry, Inc. (The)*                                   83,400        1,017,480
  Shoe Carnival, Inc.*                                  37,600          548,960
                                                                    -----------
                                                                      6,995,790
                                                                    -----------

CONSUMER NON-CYCLICAL--6.8%
  Alliance One International, Inc.*                    141,400          849,814
  Del Monte Foods Co.                                   24,700          215,137
  ICF International, Inc.*                              52,900          971,773
  LECG Corp.*                                          100,500        1,015,050
                                                                    -----------
                                                                      3,051,774
                                                                    -----------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

CONSUMER SERVICES--5.1%
  American Dental Partners, Inc. #*                     24,500      $   294,490
  Carrols Restaurant Group, Inc.*                       46,300          321,322
  Children's Place Retail Stores, Inc., (The) #*         6,100          209,962
  CKE Restaurants, Inc.                                 16,100          190,624
  Lee Enterprises, Inc. #                               82,500          561,000
  Princeton Review, Inc. (The) #*                       14,300          109,824
  Valassis Communications, Inc.*                        38,500          611,765
                                                                    -----------
                                                                      2,298,987
                                                                    -----------

ENERGY--2.3%
  American Oil & Gas, Inc. #*                           49,200          183,516
  Delek US Holdings, Inc.                                8,900          115,967
  Geokinetics, Inc.*                                     8,400          161,028
  Holly Corp.                                           13,400          568,830
                                                                    -----------
                                                                      1,029,341
                                                                    -----------

FINANCE--34.0%
  Apollo Investment Corp.                               26,144          471,899
  Ares Capital Corp.                                    36,666          454,292
  Ashford Hospitality Trust, Inc. (REIT)                28,200          173,148
  Aspen Insurance Holdings Ltd.                         13,600          347,616
  Assured Guaranty Ltd.                                 35,700          824,670
  Bancorp Rhode Island, Inc.                             3,900          129,636
  Berkshire Hills Bancorp, Inc.                         22,500          569,475
  CapLease, Inc. (REIT) #                              127,500        1,056,975
  Capstead Mortgage Corp. (REIT)                        17,800          243,860
  Danvers Bancorp, Inc.*                                53,700          647,085
  Darwin Professional Underwriters, Inc.*               12,200          346,968
  Delphi Financial Group, Inc., Class A                 24,000          693,360
  Encore Bancshares, Inc.*                              19,400          344,156
  ESSA Bancorp, Inc.*                                   21,700          271,250
  First Financial Bankshares, Inc. #                     5,401          247,366
  Flushing Financial Corp.                              17,600          345,312
  Hatteras Financial Corp.*                             18,100          482,365
  Home Financial Bancorp, Inc.                          26,500          310,050
  Investors Bancorp, Inc. #*                            17,300          247,217

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

FINANCE--(CONTINUED)
  Jackson Hewitt Tax Service, Inc.                       7,500      $   105,150
  Marlin Business Services Corp.*                       39,300          280,602
  Meadowbrook Insurance Group, Inc.                    148,900        1,022,943
  MFA Mortgage Investments, Inc. (REIT)                 96,000          697,920
  Nelnet, Inc., Class A                                 18,100          238,739
  New York Community Bancorp, Inc.                      11,900          244,188
  PennantPark Investment Corp. #                        58,000          472,700
  Renasant Corp. #                                      20,500          476,010
  Sun Communities, Inc. # (REIT)                        35,200          705,760
  United Financial Bancorp, Inc.                        44,900          549,127
  Validus Holdings Ltd.                                 22,300          466,516
  Viewpoint Financial Group #                           14,700          237,993
  Westfield Financial, Inc.                             63,000          618,660
  WSFS Financial Corp.                                  13,800          703,110
  Zenith National Insurance Corp.                        8,100          326,835
                                                                    -----------
                                                                     15,352,953
                                                                    -----------

HEALTH CARE--4.8%
  Eastern Insurance Holdings, Inc.                      16,000          261,600
  ICU Medical, Inc.*                                    24,400          621,712
  Kensey Nash Corp.*                                    15,900          467,142
  LifePoint Hospitals, Inc.*                            12,300          393,477
  NovaMed, Inc. #*                                      30,600          120,258
  Providence Service Corp. (The)*                       12,300          325,335
                                                                    -----------
                                                                      2,189,524
                                                                    -----------

INDUSTRIAL--3.3%
  Altra Holdings, Inc.*                                 15,000          261,300
  Briggs & Stratton Corp. #                              7,800          115,050
  Double Hull Tankers, Inc.                             39,000          400,920
  Smith & Wesson Holding Corp. #*                       85,000          490,450
  Teleflex, Inc.                                         3,800          225,302
                                                                    -----------
                                                                      1,493,022
                                                                    -----------

TECHNOLOGY--8.7%
  Actuate Corp.*                                        46,200          229,152
  Axesstel, Inc.*                                      284,420          230,380
  Computer Programs & Systems, Inc.                     27,900          556,605


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

TECHNOLOGY--(CONTINUED)
  CPI International, Inc.*                              46,550      $   567,445
  Digi International, Inc.*                             62,000          559,240
  Plantronics, Inc.                                      9,900          240,471
  Qlogic Corp.*                                         13,800          217,902
  Rackable Systems, Inc.*                               53,500          730,810
  Trident Microsystems, Inc.*                           82,600          387,394
  WidePoint Corp.*                                     153,600          195,072
                                                                    -----------
                                                                     3,914,471
                                                                    -----------

UTILITIES--4.1%
  El Paso Electric Co.*                                 16,300          352,243
  Great Plains Energy, Inc.                             10,600          278,038
  Portland General Electric Co.                         10,700          250,487
  UGI Corp.                                             26,200          706,876
  Vectren Corp.                                          8,900          262,550
                                                                    -----------
                                                                      1,850,194
                                                                    -----------

TOTAL COMMON STOCK
    (Cost $44,285,699)                                               42,025,265
                                                                    -----------

SHORT-TERM INVESTMENTS--7.0%

  Dreyfus Government Cash
    Management                                       3,156,799        3,156,799
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $3,156,799)                                                 3,156,799
                                                                    -----------

TOTAL INVESTMENTS--100.1%
    (COST $47,442,498**)                                             45,182,064
                                                                    -----------

LIABILITIES IN EXCESS OF
    OTHER ASSETS--(0.1)%                                                (47,655)
                                                                    -----------
NET ASSETS--100.0%                                                  $45,134,409
                                                                    ===========

REIT  -- Real Estate Investment Trust
*     -- Non-income producing.
#     Portion of security out on loan.

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
      Aggregate cost                               $47,442,498
                                                   -----------
      Gross unrealized appreciation                  2,822,709
      Gross unrealized depreciation                 (5,083,143)
                                                   -----------
      Net unrealized depreciation                  $(2,260,434)
                                                   ===========
      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                      ROBECO WPG 130/30 LARGE CAP CORE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

LONG POSITIONS--128.6%

DOMESTIC COMMON STOCK--128.6%

BASIC MATERIALS--7.6%
  AK Steel Holding Corp.                                 1,010      $    71,710
  Celanese Corp. Series A                                5,939          289,229
  Freeport-McMoRan Copper & Gold, Inc., Class B          3,088          357,313
  Mosaic Co., (The)*                                     2,266          283,975
  Nucor Corp.                                            3,210          240,108
                                                                    -----------
                                                                      1,242,335
                                                                    -----------

COMMERCIAL SERVICES--3.3%
  Avis Budget Group, Inc.*                              17,302          240,844
  Computer Sciences Corp.*                               1,596           78,443
  Hewitt Associates, Inc., Class A*                      1,809           70,841
  Omnicom Group, Inc.                                    2,996          146,834
                                                                    -----------
                                                                        536,962
                                                                    -----------

CONSUMER CYCLICAL--8.4%
  AutoZone, Inc.*                                        1,071          135,546
  Best Buy Co., Inc.                                     1,463           68,307
  BorgWarner, Inc.                                       3,430          177,365
  Cemex S.A. de C.V. - ADR                               5,096          144,930
  Coach, Inc.*                                           2,184           79,279
  Fastenal Co.                                           1,832           90,574
  Lennar Corp., Class A                                  1,983           33,473
  Oshkosh Corp.                                          1,872           75,648
  RadioShack Corp.                                      11,638          170,497
  TJX Companies, Inc. (The)                              2,511           80,503
  Toro Co.                                               1,472           57,526
  Wal-Mart Stores, Inc.                                  4,308          248,744
                                                                    -----------
                                                                      1,362,392
                                                                    -----------

CONSUMER NON-CYCLICAL--9.1%
  Avon Products, Inc.                                    6,507          254,163
  Coca-Cola Enterprises, Inc.                           12,194          245,587
  ConAgra Foods, Inc.                                    5,517          130,091
  Kroger Co., (The)                                      3,200           88,448
  Pepsi Bottling Group, Inc.                             7,170          232,451
  Philip Morris International, Inc.*                     3,775          198,792
  Procter & Gamble Co.                                   2,373          156,737


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

CONSUMER NON-CYCLICAL--(CONTINUED)
  Safeway, Inc.                                          2,848      $    90,766
  SUPERVALU, Inc.                                        2,312           81,082
                                                                    -----------
                                                                      1,478,117
                                                                    -----------

CONSUMER SERVICES--5.5%
  Brinker International, Inc.                            3,474           76,185
  CBS Corp., Class B                                     4,779          103,131
  Hasbro, Inc.                                           2,663           96,507
  McDonald's Corp.                                       1,001           59,379
  Royal Caribbean Cruises Ltd.                           3,595          106,843
  Walt Disney Co., (The)                                10,664          358,311
  Yum! Brands, Inc.                                      2,446           97,106
                                                                    -----------
                                                                        897,462
                                                                    -----------

ENERGY--15.5%
  Chesapeake Energy Corp.                                1,807           98,969
  ConocoPhillips                                         1,483          138,067
  EnCana Corp.                                           1,930          174,414
  ENSCO International, Inc.                              3,674          263,903
  Exxon Mobil Corp.                                      9,856          874,819
  Murphy Oil Corp.                                         950           88,018
  Occidental Petroleum Corp.                             3,694          339,590
  Royal Dutch Shell PLC - ADR                            3,184          272,200
  Unit Corp.*                                              496           38,038
  Valero Energy Corp.                                    4,902          249,218
                                                                    -----------
                                                                      2,537,236
                                                                    -----------

EXCHANGE TRADED FUNDS--1.2%
  SPDR Trust Series 1                                    1,435          201,402
                                                                    -----------

FINANCE--20.4%
  ACE Ltd.                                               4,606          276,682
  American Express Co.                                   5,991          277,683
  Bank of America Corp.                                  4,160          141,482
  BB&T Corp.                                             4,728          148,790
  Capital One Financial Corp.                            1,050           50,526
  Charles Schwab Corp., (The)                           11,505          255,181
  Chubb Corp., (The)                                     5,006          269,123
  Citigroup, Inc.                                        1,947           42,620
  Endurance Specialty Holdings Ltd.                      2,873           96,705
  Keycorp                                                2,604           50,700

                             ROBECO INVESTMENT FUNDS
                      ROBECO WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

FINANCE--(CONTINUED)
  Mastercard, Inc., Class A                                629      $   194,141
  MetLife, Inc.                                          5,264          315,998
  Northern Trust Corp.                                   2,978          226,328
  ProLogis (REIT)                                        4,577          283,454
  Regions Financial Corp.                               11,241          200,315
  State Street Corp.                                     1,303           93,842
  T. Rowe Price Group, Inc.                              2,460          142,483
  TD. Ameritrade Holding Corp.*                          2,039           36,926
  W.R. Berkley Corp.                                     4,159          112,667
  Wells Fargo & Co.                                      4,164          114,801
                                                                    -----------
                                                                      3,330,447
                                                                    -----------

HEALTH CARE--13.9%
  Aetna, Inc.                                            4,004          188,829
  AstraZeneca PLC - ADR                                  5,507          240,601
  Boston Scientific Corp.*                              15,485          205,796
  Invitrogen Corp.*                                      5,615          258,065
  Medco Health Solutions, Inc.*                          5,070          245,641
  Pfizer, Inc.                                          20,422          395,370
  Sanofi-Aventis - ADR                                   6,495          242,393
  Schering-Plough Corp.                                  5,655          115,362
  Tenet Healthcare Corp.*                               15,484           91,356
  Thermo Fisher Scientific, Inc.*                        3,277          193,409
  Watson Pharmaceuticals, Inc.*                          3,318           94,762
                                                                    -----------
                                                                      2,271,584
                                                                    -----------

INDUSTRIAL--7.5%
  Allied Waste Industries, Inc.*                         5,999           80,806
  Black & Decker Corp., (The)                            3,645          235,831
  Caterpillar, Inc.                                      4,259          351,964
  First Solar, Inc.*                                       242           64,745
  General Electric Co.                                   7,504          230,523
  Parker-Hannifin Corp.                                  3,161          267,642
                                                                    -----------
                                                                      1,231,511
                                                                    -----------

TECHNOLOGY--24.9%
  Apple, Inc.*                                           1,289          243,299
  Boeing Co. (The)                                       2,671          221,079
  Broadcom Corp., Class A*                               2,316           66,446
  CA, Inc.                                               8,555          227,050
  Ciena Corp.*                                           7,159          218,779
  Expedia, Inc.*                                        10,902          264,374


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

TECHNOLOGY--(CONTINUED)
  Hewlett-Packard Co.                                    8,184      $   385,139
  Intel Corp.                                            9,245          214,299
  International Business Machines Corp.                  2,222          287,593
  JDS Uniphase Corp.*                                   18,901          233,805
  Lexmark International, Inc., Class A*                  5,861          216,036
  LSI Corp.*                                            32,428          235,752
  Novell, Inc.*                                         15,403          109,053
  Raytheon Co.                                           4,120          263,103
  STMicroelectronics N.V.                               21,900          285,357
  Symantec Corp.*                                       16,007          347,832
  Taiwan Semiconductor Manufacturing
    Co., Ltd. - ADR                                     21,407          245,110
                                                                    -----------
                                                                      4,064,106
                                                                    -----------

TELECOMMUNICATIONS--4.0%
  Embarq Corp.                                           5,539          262,106
  Qwest Communications International, Inc.              44,584          216,232
  Telephone and Data Systems, Inc.                       1,387           66,118
  Verizon Communications, Inc.                           2,641          101,599
                                                                    -----------
                                                                        646,055
                                                                    -----------

TRANSPORTATION--2.6%
  CSX Corp.                                              1,539          106,283
  GATX Corp.                                             5,064          249,706
  Kirby Corp.*                                           1,314           73,137
                                                                    -----------
                                                                        429,126
                                                                    -----------

UTILITIES--4.7%
  Duke Energy Corp.                                      8,787          162,384
  Edison International                                   5,154          274,347
  Oneok, Inc.                                            1,861           93,162
  Public Service Enterprise Group, Inc.                  5,467          241,969
                                                                    -----------
                                                                        771,862
                                                                    -----------

TOTAL DOMESTIC COMMON STOCK
    (Cost $20,670,459)                                               21,000,597
                                                                    -----------

                             ROBECO INVESTMENT FUNDS
                      ROBECO WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

TOTAL LONG POSITIONS--128.6%
    (COST $20,670,459)                                               21,000,597
                                                                    -----------

SECURITIES SOLD SHORT--(29.0%)

BASIC MATERIALS--(3.3%)
  Ashland, Inc.                                         (1,647)     $   (88,394)
  Cameco Corp.                                          (2,112)         (86,486)
  Foundation Coal Holdings, Inc.                        (1,249)         (83,346)
  Goldcorp, Inc.                                        (1,328)         (53,306)
  Louisiana-Pacific Corp.                               (5,633)         (68,385)
  Peabody Energy Corp.                                  (1,089)         (80,499)
  Titanium Metals Corp.                                 (4,560)         (79,344)
                                                                    -----------
                                                                       (539,760)
                                                                    -----------

COMMERCIAL SERVICES--(1.9%)
  Apollo Group, Inc., Class A*                          (1,553)         (74,218)
  DST Systems, Inc.*                                      (493)         (31,256)
  Lamar Advertising Co., Class A*                       (1,879)         (78,636)
  Monster Worldwide, Inc.*                              (2,802)         (69,181)
  Robert Half International, Inc.                       (2,587)         (63,589)
                                                                    -----------
                                                                       (316,880)
                                                                    -----------

CONSUMER CYCLICAL--(2.2%)
  Chico's FAS, Inc.*                                    (8,075)         (61,451)
  General Motors Corp.                                  (3,180)         (54,378)
  Jones Lang LaSalle, Inc.                                (529)         (37,316)
  O'Reilly Automotive, Inc.*                            (2,667)         (69,742)
  Owens Corning, Inc.*                                  (2,237)         (57,782)
  Toll Brothers, Inc.*                                  (3,389)         (71,406)
                                                                    -----------
                                                                       (352,075)
                                                                    -----------

CONSUMER NON-CYCLICAL--(0.8%)
  Dean Foods Co.*                                       (3,123)         (67,925)
  Whole Foods Market, Inc.                              (2,130)         (61,770)
                                                                    -----------
                                                                       (129,695)
                                                                    -----------

CONSUMER SERVICES--(1.4%)
  Cheesecake Factory, Inc. (The)*                       (2,506)         (50,195)
  Harman International Industries, Inc.                 (1,342)         (60,014)
  Las Vegas Sands Corp.*                                  (723)         (50,205)
  Scientific Games Corp., Class A*                      (1,951)         (63,076)
                                                                    -----------
                                                                       (223,490)
                                                                    -----------


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

ENERGY--(1.7%)
  Dresser-Rand Group, Inc.*                               (984)     $   (39,675)
  Frontier Oil Corp.                                    (1,952)         (58,775)
  Plains All American Pipeline Lp                       (1,118)         (54,625)
  Tesoro Corp.                                          (2,086)         (51,837)
  Tetra Technologies, Inc.*                             (3,781)         (81,367)
                                                                    -----------
                                                                       (286,279)
                                                                    -----------

FINANCE--(4.5%)
  Arthur J. Gallagher & Co.                             (2,580)         (65,867)
  Brown & Brown, Inc.                                   (4,291)         (83,546)
  CNA Financial Corp.                                   (2,930)         (89,043)
  Conseco, Inc.*                                        (5,376)         (62,738)
  East West Bancorp, Inc.                               (4,144)         (54,866)
  First American Corp.                                  (1,909)         (64,085)
  Huntington Bancshares, Inc.                           (6,017)         (53,611)
  Kilroy Realty Corp. (REIT)                              (682)         (37,183)
  Marsh & McLennan Cos., Inc.                           (1,734)         (47,217)
  Merrill Lynch & Co., Inc.                               (772)         (33,906)
  Old Republic International Corp.                      (6,374)         (95,929)
  Plum Creek Timber Co., Inc.                             (940)         (43,851)
                                                                    -----------
                                                                       (731,842)
                                                                    -----------

HEALTH CARE--(2.7%)
  Covance, Inc.*                                          (555)         (45,499)
  Elan Corp PLC - ADR*                                  (3,485)         (87,264)
  Gen-Probe, Inc.*                                      (1,453)         (82,734)
  Hill-Rom Holdings, Inc.                               (2,494)         (76,691)
  Mylan, Inc.                                           (5,357)         (71,516)
  VCA Antech, Inc.*                                     (2,587)         (81,154)
                                                                    -----------
                                                                       (444,858)
                                                                    -----------

INDUSTRIAL--(1.9%)
  Energizer Holdings, Inc.*                             (1,037)         (84,609)
  Graco, Inc.                                           (1,131)         (45,715)
  Pall Corp.                                            (2,111)         (86,150)
  Stericycle, Inc.*                                     (1,495)         (87,158)
                                                                    -----------
                                                                       (303,632)
                                                                    -----------

TECHNOLOGY--(6.4%)
  Alliant Techsystems, Inc.*                              (820)         (89,019)
  Amphenol Corp., Class A                               (1,704)         (79,458)
  Compuware Corp.*                                      (9,965)        (101,543)

                             ROBECO INVESTMENT FUNDS
                      ROBECO WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES         VALUE
                                                    -----------     -----------

TECHNOLOGY--(CONTINUED)
  Cypress Semiconductor Corp.*                          (2,734)     $   (76,224)
  Ingram Micro, Inc., Class A*                          (4,903)         (88,891)
  Linear Technology Corp.                               (1,751)         (64,384)
  Marvell Technology Group Ltd.*                        (5,154)         (89,474)
  MEMC Electronic Materials, Inc.*                        (967)         (66,394)
  Rambus, Inc.*                                         (3,321)         (68,612)
  Roper Industries, Inc.                                  (981)         (63,804)
  Spirit Aerosystems Holdings, Inc., Class A*           (2,927)         (87,313)
  Varian Semiconductor Equipment Associates, Inc.*      (2,387)         (90,778)
  Zebra Technologies Corp., Class A*                    (2,100)         (78,960)
                                                                    -----------
                                                                     (1,044,854)
                                                                    -----------

TELECOMMUNICATIONS--(0.4%)
  SBA Communications Corp., Class A*                    (1,948)         (72,505)
                                                                    -----------

TRANSPORTATION--(0.5%)
  Teekay Corp.                                          (1,550)         (77,934)
                                                                    -----------

UTILITIES--(1.3%)
  Covanta Holding Corp.*                                (2,512)         (70,261)
  Great Plains Energy, Inc.                             (2,941)         (77,142)
  Nicor, Inc.                                           (1,471)         (60,061)
                                                                    -----------
                                                                       (207,464)
                                                                    -----------

TOTAL SECURITIES SOLD SHORT
    (Cost $(4,719,143))                                              (4,731,268)
                                                                    -----------

TOTAL INVESTMENTS--99.6%
    (COST $15,951,316**)                                             16,269,329
                                                                    -----------

OTHER ASSETS IN EXCESS
    OF LIABILITIES--0.4%                                                 66,852
                                                                    -----------
NET ASSETS--100.0%                                                  $16,336,181
                                                                    ===========

ADR   -- American Depository Receipt.
REIT  -- Real Estate Investment Trust
*     -- Non-income producing.


** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $ 15,951,316
                                                  ------------
      Gross unrealized appreciation                  1,669,255
      Gross unrealized depreciation                 (1,351,242)
                                                  ------------
      Net unrealized appreciation                 $    318,013
                                                  ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

COMMON STOCK--95.1%


AUSTRIA--7.6%
  Verbund - Oesterreichische
    Elektrizitaetswirtschafts AG (Utilities)             2,300       $  194,297
  Wienerberger AG (Basic Materials)                      1,600           84,856
  Zumtobel AG (Technology)                               1,500           46,836
                                                                     ----------
                                                                        325,989
                                                                     ----------

BELGIUM--1.9%
  Umicore (Basic Industries)                             1,500           82,050
                                                                     ----------

BRAZIL--3.4%
  Aracruz Celulose SA - (Basic Industries) ADR             900           81,666
  Cia Energetica de Minas Gerais -
    (Utilities) ADR                                      2,652           62,693
                                                                     ----------
                                                                        144,359
                                                                     ----------

CANADA--5.7%
  Agrium, Inc. (Basic Materials)                           900           78,587
  Canadian Hydro Developers, Inc. (Utilities)*           4,400           26,526
  Intermap Technologies Corp. (Capital Goods)*          10,100           61,499
  Potash Corp. of Saskatchewan (Basic Materials)           400           79,440
                                                                     ----------
                                                                        246,052
                                                                     ----------

CHINA--3.9%
  Trina Solar Ltd. - (Energy) ADR*                       2,500          112,350
  Yingli Green Energy Holding Co. Ltd. -
    (Technology) ADR*                                    2,600           53,508
                                                                     ----------
                                                                        165,858
                                                                     ----------

DENMARK--7.3%
  Greentech Energy Systems (Utilities)*                  7,200          133,653
  Novozymes A/S, Class B (Health Care)                     500           53,395


                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

DENMARK--(CONTINUED)
  Vestas Wind Systems A/S (Technology)*                    900       $  123,892
                                                                     ----------
                                                                        310,940
                                                                     ----------

FINLAND--4.8%
  Fortum Oyj (Utilities)                                 1,700           82,146
  Vaisala Oyj, Class A (Technology)                      1,200           53,207
  Wartsila Oyj (Capital Goods)                           1,000           70,677
                                                                     ----------
                                                                        206,030
                                                                     ----------

FRANCE--1.2%
  Schneider Electric SA (Technology)                       400           50,244
                                                                     ----------

GERMANY--7.9%
  Q-Cells AG (Technology)*                                 900          109,423
  Siemens AG (Capital Goods)                               700           79,411
  Solon AG Fuer Solartechnik (Technology)*                 700           50,552
  Steico AG (Capital Goods)*                             1,800           13,526
  Vossloh AG (Capital Goods)                               600           86,904
                                                                     ----------
                                                                        339,816
                                                                     ----------

GREECE--1.4%
  Terna Energy SA (Utilities)*                           4,800           59,740
                                                                     ----------

ITALY--3.6%
  Prysmian SpA (Technology)                              4,000          105,790
  Trevi Finanziaria SpA (Capital Goods)                  1,900           48,773
                                                                     ----------
                                                                        154,563
                                                                     ----------

JAPAN--1.6%
  Mitsubishi Rayon Co. Ltd. (Basic Industries)          11,000           39,755
  Miura Co. Ltd. (Capital Goods)                         1,200           29,710
                                                                     ----------
                                                                         69,465
                                                                     ----------

NETHERLANDS--2.6%
  Koninklijke Boskalis Westminster NV (Industrial)         900           54,592

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

NETHERLANDS--(CONTINUED)
  Smit Internationale NV (Transportation)                  500       $   55,929
                                                                     ----------
                                                                        110,521
                                                                     ----------

NORWAY--2.7%
  Renewable Energy Corp. AS (Technology)*                1,300           38,590
  Yara International ASA (Diversified Operation)         1,000           75,829
                                                                     ----------
                                                                        114,419
                                                                     ----------

SPAIN--0.8%
  Gamesa Corp. Tecnologica SA (Technology)                 700           36,232
                                                                     ----------

SWEDEN--1.4%
  Munters AB (Capital Goods)                             5,300           60,062
                                                                     ----------

SWITZERLAND--3.8%
  Bucher Industries AG (Capital Goods)                     200           52,338
  Georg Fischer AG (Capital Goods)*                        100           51,811
  Syngenta AG (Basic Industries)                           200           60,926
                                                                     ----------
                                                                        165,075
                                                                     ----------

UNITED STATES--33.5%
  Apogee Enterprises, Inc. (Industrial)                  2,300           54,602
  BorgWarner, Inc. (Consumer Durables)                   1,600           82,736
  Covanta Holding Corp. (Energy)*                        3,100           86,707
  Ecolab, Inc. (Basic Industries)                        1,500           67,245
  Fluor Corp. (Capital Goods)                              300           55,965
  FPL Group, Inc. (Utilities)                            1,500          101,280
  General Electric Co. (Capital Goods)                   1,800           55,296
  Global Industries Ltd. (Energy)*                       3,500           60,375
  Honeywell International, Inc. (Capital Goods)            900           53,658


                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

UNITED STATES--(CONTINUED)
  Jacobs Engineering Group, Inc. (Capital Goods)*        1,300       $  123,214
  Johnson Controls, Inc. (Consumer Durables)             3,300          112,398
  Kaydon Corp. (Capital Goods)                           1,400           85,554
  Kingspan Group PLC (Capital Goods)                     4,200           44,890
  Quanta Services, Inc. (Consumer Non-Durables)*         4,500          144,180
  Sunpower Corp., Class A (Technology)*                  1,000           81,900
  Tetra Tech, Inc. (Consumer Services)*                  4,000          105,760
  Tetra Technologies, Inc. (Energy)*                     4,400           94,688
  Verasun Energy Corp. (Energy)*                         3,564           24,235
                                                                     ----------
                                                                      1,434,683
                                                                     ----------

TOTAL COMMON STOCK
    (Cost $4,100,246)                                                 4,076,098
                                                                     ----------

RIGHTS--0.0%

NETHERLANDS--0.0%
  Smit Internationale NV (Transportation)                  500                0
                                                                     ----------

TOTAL RIGHTS
    (Cost $0)                                                                 0
                                                                     ----------

SHORT-TERM INVESTMENTS--3.8%

  PNC Bank Money Market Deposit Account                163,398          163,398
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $163,398)                                                     163,398
                                                                     ----------

TOTAL INVESTMENTS--98.9%
    (COST $4,263,644**)                                               4,239,496
                                                                     ----------

OTHER ASSETS IN EXCESS
    OF LIABILITIES--1.1%                                                 47,861
                                                                     ----------
NET ASSETS--100.0%                                                   $4,287,357
                                                                     ==========

ADR   -- American Depository Receipt.
*     -- Non-income Producing

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                       $ 4,263,644
                                           -----------
      Gross unrealized appreciation            384,342
      Gross unrealized depreciation           (408,490)
                                           -----------
      Net unrealized depreciation          $   (24,148)
                                           ===========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

COMMON STOCK--92.3%


AUSTRALIA--0.3%
  Boart Longyear Group (Industrial)                      6,500       $   12,860
                                                                     ----------

AUSTRIA--3.3%
  Andritz AG (Industrial)                                2,150          145,467
  BWT AG (Industrial)                                      400           16,939
                                                                     ----------
                                                                        162,406
                                                                     ----------

BRAZIL--2.1%
  Cia de Saneamento Basico do Estado de
    Sao Paulo - (Utilities) ADR                          1,800          101,430
                                                                     ----------

CANADA--2.8%
  Bioteq Environmental Tech, Inc. (Industrial)*         10,000           36,836
  Intermap Technologies Corp.
    (Consumer Non-Cyclical)*                             6,000           36,534
  Stantec, Inc. (Consumer Non-Cyclical)*                 1,200           35,024
  SunOpta, Inc. (Consumer Non-Cyclical)*                 4,600           30,452
                                                                     ----------
                                                                        138,846
                                                                     ----------

CHINA--0.9%
  Bio-Treat Technology Ltd. (Industrial)                59,000           13,433
  Celestial Nutrifoods Ltd. (Consumer Non-Cyclical)     39,000           25,493
  Xinjiang Tianye Water Saving Irrigation
    System Co. Ltd. (Industrial)                        30,000            8,073
                                                                     ----------
                                                                         46,999
                                                                     ----------

DENMARK--0.8%
  Novozymes A/S, Class B (Consumer Non-Cyclical)           350           37,376
                                                                     ----------

FINLAND--0.4%
  Uponor Oyj (Industrial)                                1,000           21,718
                                                                     ----------


                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

FRANCE--10.2%
  Foraco International SA (Basic Materials)*             7,700       $   24,954
  Groupe Danone (Consumer Non-Cyclical)                    550           48,148
  Suez SA (Utilities)                                    2,700          201,204
  Veolia Environnement (Utilities)                       3,200          228,059
                                                                     ----------
                                                                        502,365
                                                                     ----------

GERMANY--4.4%
  Henkel AG & Co. KgaA (Consumer Non-Cyclical)             900           43,027
  Krones AG (Industrial)                                   390           32,685
  KSB AG (Industrial)                                      160          108,528
  Washtec AG (Industrial)*                               2,100           35,546
                                                                     ----------
                                                                        219,786
                                                                     ----------

HONG KONG--6.4%
  Chaoda Modern Agriculture (Consumer Non-Cyclical)    148,000          208,235
  China Water Affairs Group Ltd. (Industrial)*          62,000           22,245
  Guangdong Investment Ltd. (Diversified Operation)    184,000           85,588
                                                                     ----------
                                                                        316,068
                                                                     ----------

JAPAN--1.6%
  Kitz Corp. (Industrial)                                4,000           22,463
  Kurita Water Industries Ltd. (Industrial)              1,600           59,040
                                                                     ----------
                                                                         81,503
                                                                     ----------

NETHERLANDS--9.4%
  Aalberts Industries NV (Industrial)                    2,300           50,453
  Arcadis NV (Industrial)                                2,500           59,974
  Cascal NV (Utilities)*                                 2,700           31,050
  Grontmij (Industrial)                                    260           11,997
  Koninklijke Boskalis Westminster NV (Industrial)       2,200          133,448

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

NETHERLANDS--(CONTINUED)
  Unilever NV (Consumer Non-Cyclical)                    1,500       $   49,018
  Wavin NV (Industrial)                                 10,700          129,343
                                                                     ----------
                                                                        465,283
                                                                     ----------

PHILIPPINES--0.2%
  Manila Water Co., Inc. (Utilities)                    20,000            7,997
                                                                     ----------

SINGAPORE--0.7%
  Hyflux Ltd. (Industrial)                               6,000           14,806
  Sinomem Technology Ltd. (Industrial)*                 35,000           18,123
                                                                     ----------
                                                                         32,929
                                                                     ----------

SPAIN--0.6%
  Fluidra SA (Industrial)*                               3,700           31,659
                                                                     ----------

SWITZERLAND--5.8%
  Geberit AG (Industrial)                                1,130          191,685
  Nestle SA (Consumer Non-Cyclical)                        190           93,428
                                                                     ----------
                                                                        285,113
                                                                     ----------

UNITED KINGDOM--3.7%
  Pennon Group PLC (Utilities)                           1,500           19,269
  PuriCore PLC (Consumer Non-Cyclical)*                 14,300            6,445
  RPS Group PLC (Consumer Non-Cyclical)                  2,500           16,491
  Severn Trent PLC (Utilities)                           2,100           60,610
  United Utilities PLC (Utilities)                       5,400           80,066
                                                                     ----------
                                                                        182,881
                                                                     ----------

UNITED STATES--38.7%
  American States Water Co. (Utilities)                    200            6,750
  California Water Service Group (Utilities)               600           21,864
  Danaher Corp. (Industrial)                             2,900          226,722
  Ecolab, Inc. (Basic Materials)                         2,000           89,660
  IDEX Corp. (Industrial)                                1,400           54,376


                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

UNITED STATES--(CONTINUED)
  Insituform Technologies, Inc., Class A
    (Industrial)*                                        1,100       $   20,284
  Itron, Inc. (Industrial)*                              1,000           97,580
  ITT Corp. (Industrial)                                 3,700          244,200
  Layne Christensen Co. (Industrial)*                      900           46,017
  Millipore Corp. (Consumer Non-Cyclical)*                 200           14,530
  Mueller Water Products, Inc., Class A (Industrial)       200            2,026
  Mueller Water Products, Inc., Class B (Industrial)     4,600           45,540
  Nalco Holding Co. (Industrial)                         3,900           94,848
  Pall Corp. (Industrial)                                4,100          167,321
  Pentair, Inc. (Industrial)                             1,900           71,117
  Procter & Gamble Co. (Consumer Non-Cyclical)             700           46,235
  Robbins & Myers, Inc. (Industrial)                     1,446           58,549
  Roper Industries, Inc. (Industrial)                    3,100          201,624
  Thermo Fisher Scientific, Inc. (Industrial)*           3,200          188,864
  Toro Co. (Consumer Cyclical)                           1,200           46,896
  TyraTech, Inc. (Basic Materials)*                      3,500           29,986
  URS Corp. (Industrial)*                                1,100           52,591
  Valmont Industries, Inc. (Industrial)                    700           80,388
                                                                     ----------
                                                                      1,907,968
                                                                     ----------

TOTAL COMMON STOCK
    (Cost $4,583,721)                                                 4,555,187
                                                                     ----------

RIGHTS--0.0%

NETHERLANDS--0.0%
  Unilever NV (Consumer Non-Cyclical)                    1,500                0
                                                                     ----------

TOTAL RIGHTS
    (Cost $0)                                                                 0
                                                                     ----------

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)



                                                       NUMBER
                                                      OF SHARES         VALUE
                                                     -----------     ----------

SHORT-TERM INVESTMENTS--7.5%

  PNC Bank Money Market Deposit Account                369,149       $  369,149
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $369,149)                                                     369,149
                                                                     ----------

TOTAL INVESTMENTS--99.8%
    (COST $4,952,870**)                                               4,924,336
                                                                     ----------

OTHER ASSETS IN EXCESS
    OF LIABILITIES--0.2%                                                  8,803
                                                                     ----------
NET ASSETS--100.0%                                                   $4,933,139
                                                                     ==========

ADR   -- American Depository Receipt.
*     -- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $ 4,952,870
                                                  -----------
      Gross unrealized appreciation                   286,872
      Gross unrealized depreciation                  (315,406)
                                                  -----------
      Net unrealized depreciation                 $   (28,534)
                                                  ===========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                        SHARES       VALUE
                                                       --------   ------------
DOMESTIC COMMON STOCKS -- 94.2%
AEROSPACE & DEFENSE -- 3.7%
AAR Corp.*                                              117,055   $  2,256,820
Triumph Group, Inc.                                      23,835      1,482,299
                                                                  ------------
                                                                     3,739,119
                                                                  ------------
AIRLINES -- 1.0%
AirTran Holdings, Inc.*                                 340,900      1,022,700
                                                                  ------------
AUTO COMPONENTS -- 1.8%
American Axle & Manufacturing Holdings, Inc.             96,925      1,801,836
                                                                  ------------
AUTOMOBILE PARTS & EQUIPMENT -- 0.4%
Visteon Corp.*                                          100,200        404,808
                                                                  ------------
AUTOMOBILES -- 0.9%
Fleetwood Enterprises, Inc.*                            221,525        921,544
                                                                  ------------
BANKS -- 1.4%
Citizens Republic Bancorp, Inc.                         263,075      1,457,436
                                                                  ------------
BIOTECHNOLOGY -- 1.0%
Human Genome Sciences, Inc.*                            176,625      1,038,555
                                                                  ------------
BUILDING PRODUCTS -- 1.3%
Builders FirstSource, Inc.*                             114,975        841,617
Griffon Corp.*                                           54,750        494,940
                                                                  ------------
                                                                     1,336,557
                                                                  ------------
CHEMICALS -- 0.2%
Spartech Corp.                                           15,225        163,973
                                                                  ------------
COMMERCIAL BANKS -- 10.7%
First BanCorp.                                          420,725      4,232,494
Huntington Bancshares, Inc.                             503,650      4,487,521
Sterling Financial Corp.                                255,550      2,269,284
                                                                  ------------
                                                                    10,989,299
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 6.0%
Administaff, Inc.                                        56,925      1,589,346
Hudson Highland Group, Inc.*                            341,330      4,276,865
Viad Corp.                                                7,225        238,280
                                                                  ------------
                                                                     6,104,491
                                                                  ------------
COMPUTERS & PERIPHERALS -- 0.8%
Xyratex Ltd.*                                            43,000        857,850
                                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.0%
Integrated Electrical Services, Inc.*                                        9
                                                                  ------------
DISTRIBUTORS -- 1.1%
Building Materials Holding Corp.                        401,725      1,076,623
                                                                  ------------
ELECTRIC UTILITIES -- 2.6%
PNM Resources, Inc.                                      65,175        967,849
Reliant Energy, Inc.*                                    67,750      1,731,690
                                                                  ------------
                                                                     2,699,539
                                                                  ------------


                                                        SHARES       VALUE
                                                       --------   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
Insight Enterprises, Inc.*                               92,000   $  1,232,800
Mercury Computer Systems, Inc.*                          72,625        644,184
                                                                  ------------
                                                                     1,876,984
                                                                  ------------
FINANCIAL -- 0.5%
Central Pacific Financial Corp.                          32,000        477,440
                                                                  ------------
FOOD-MEAT PROCESSING -- 1.3%
Pilgrim's Pride Corp.                                    51,500      1,339,000
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
American Medical Systems Holdings, Inc.*                124,575      1,882,328
Orthofix International N.V.*                             32,925      1,071,380
                                                                  ------------
                                                                     2,953,708
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICE -- 1.6%
Assisted Living Concepts, Inc., Class A*                 30,875        206,863
Emeritus Corp.*                                          27,002        573,252
Omnicare, Inc.                                            5,125        125,460
Pharmerica Corp.*                                        33,950        694,956
                                                                  ------------
                                                                     1,600,531
                                                                  ------------
HOUSEHOLD DURABLES -- 2.8%
NVR, Inc.*                                                4,990      2,821,196
                                                                  ------------
INSURANCE -- 3.5%
Landamerica Financial Group, Inc.                        63,225      1,882,840
Old Republic International Corp.                         41,950        631,348
ProAssurance Corp.*                                      20,656      1,058,207
                                                                  ------------
                                                                     3,572,395
                                                                  ------------
INSURANCE AGENTS, BROKERS & SERVICES -- 1.0%
Hilb Rogal & Hobbs Co.                                   34,550      1,069,668
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 3.6%
CMGI, Inc.*                                              28,700        429,926
Internet Capital Group, Inc.*                           204,325      2,055,509
Openwave Systems, Inc.*                                 602,636      1,193,219
                                                                  ------------
                                                                     3,678,654
                                                                  ------------
IT SERVICES -- 2.2%
BearingPoint, Inc.*                                      36,675         49,878
Ness Technologies, Inc.*                                 85,025        962,483
Netgear, Inc.*                                           67,250      1,277,078
                                                                  ------------
                                                                     2,289,439
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Brunswick Corp.                                          63,800        874,060
MarineMax, Inc.*                                         91,725        897,988
                                                                  ------------
                                                                     1,772,048
                                                                  ------------
MACHINERY -- 4.1%
Navistar International Corp.*                            45,300      3,440,535

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                        SHARES       VALUE
                                                       --------   ------------
Wabash National Corp.                                    83,875   $    719,647
                                                                  ------------
                                                                     4,160,182
                                                                  ------------
MARINE -- 1.3%
Alexander & Baldwin, Inc.                                26,275      1,352,374
                                                                  ------------
MEDIA -- 0.2%
Liberty Media Corp. - Capital, Series A*                 14,075        208,592
                                                                  ------------
METALS & MINING -- 1.7%
Golden Star Resources Ltd.*                             575,925      1,704,738
                                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 3.0%
Massey Energy Co.                                        46,875      3,029,062
                                                                  ------------
PAPER & FOREST PRODUCTS -- 0.4%
Louisiana-Pacific Corp.                                  36,125        438,558
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.7%
Anworth Mortgage Asset Corp.                            938,281      6,633,647
Arbor Realty Trust, Inc.                                115,675      1,625,234
Chimera Investment Corp.                                 63,325        877,684
Colonial Properties Trust                                42,975      1,033,549
Glimcher Realty Trust                                     1,300         16,835
U-Store-It Trust                                         28,225        358,740
Winthrop Realty Trust                                    99,860        441,381
                                                                  ------------
                                                                    10,987,070
                                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.7%
D.R. Horton, Inc.                                       128,425      1,632,282
MI Developments, Inc., Class A                           37,250        942,797
St. Joe Co. (The)*                                       10,850        416,423
Thomas Properties Group, Inc.                           180,325      1,868,167
                                                                  ------------
                                                                     4,859,669
                                                                  ------------
ROAD & RAIL -- 0.0%
Avis Budget Group, Inc.*                                  1,200         16,704
                                                                  ------------
SEMICONDUCTORS -- 7.0%
Advanced Energy Industries, Inc.*                        27,225        431,244
Alliance Semiconductor Corp.*                           384,425        365,204
ASM International N.V.                                   34,950        896,467
Axcelis Technologies, Inc.*                             206,825      1,180,971
BE Semiconductor Industries N.V.*                       329,418      1,699,599
International Rectifier Corp.*                           22,500        521,550
Qimonda AG -- ADR*                                       29,625        114,353
Silicon Storage Technology, Inc.*                       428,500      1,392,625
ZiLog, Inc.*                                            156,750        617,595
                                                                  ------------
                                                                     7,219,608
                                                                  ------------
SOFTWARE -- 0.9%
Take-Two Interactive Software, Inc.*                     35,525        961,662
                                                                  ------------
SPECIALTY RETAIL -- 2.6%
AC Moore Arts & Crafts, Inc.*                           204,036      1,426,211
Chico's Fas, Inc.*                                       93,975        715,150


                                                        SHARES       VALUE
                                                       --------   ------------
Coldwater Creek, Inc.*                                   80,900   $    529,086
                                                                  ------------
                                                                     2,670,447
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
Barry (R.G.) Corp.*                                     135,103      1,071,367
                                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 0.7%
PMI Group, Inc. (The)                                   125,666        748,969
                                                                  ------------
     TOTAL DOMESTIC COMMON STOCKS
       (Cost $100,160,849)                                          96,494,404
                                                                  ------------
PREFERRED STOCK -- 0.2%
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Inverness Medical Innovations, Inc. -
Series B                                                    948        245,532
                                                                  ------------
     TOTAL PREFERRED STOCK
       (Cost $218,093)                                                 245,532
                                                                  ------------
                                                         PAR
                                                        SHARES       VALUE
                                                       --------   ------------

CORPORATE BONDS -- 1.0%
Advanced Medical Optics, Inc. (B-)
 3.25%, 08/01/26                                            418        325,518
Qimonda Finance LLC
 6.75%, 03/22/13                                            741        653,006
                                                                  ------------
     TOTAL CORPORATE BONDS
       (Cost $1,057,556)                                               978,524
                                                                  ------------


                                                        SHARES       VALUE
                                                       --------   ------------
EXCHANGE TRADED FUND -- 0.4%
FINANCE -- 0.4%
iShares Russell 2000 Value Index Fund                     5,700        400,596
                                                                  ------------
     TOTAL EXCHANGE TRADED FUND
       (Cost $387,968)                                                 400,596
                                                                  ------------
TEMPORARY INVESTMENT -- 4.7%
PNC Bank Money Market Account
 1.48 %, 06/02/08                                         4,862      4,861,965
                                                                  ------------
     TOTAL TEMPORARY INVESTMENT
       (Cost $4,861,965)                                             4,861,965
                                                                  ------------
TOTAL INVESTMENTS -- 100.5%
(Cost $106,686,431**)                                              102,981,021

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%                       (488,319)
                                                                  ------------
NET ASSETS -- 100.0%                                              $102,492,702
                                                                  ============
ADR -- American Depository Receipt.
*   Non-income producing.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2008
                                   (UNAUDITED)



** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                   $106,686,431
                                                     ------------
    Gross unrealized appreciation                      10,597,532
    Gross unrealized depreciation                     (14,302,942)
                                                     ------------
    Net unrealized depreciation                      $ (3,705,410)
                                                     ============

    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                        SHARES       VALUE
                                                       --------   ------------
DOMESTIC COMMON STOCKS -- 88.8%
AEROSPACE & DEFENSE -- 1.6%
Boeing Co. (The)                                         57,950   $  4,796,522
                                                                  ------------
AIRLINES -- 0.0%
Southwest Airlines Co.                                    9,850        128,641
                                                                  ------------
AUTO COMPONENTS -- 0.3%
Visteon Corp.*                                          259,100      1,046,764
                                                                  ------------
AUTOMOBILE PARTS & EQUIPMENT -- 0.1%
Magna International, Inc.                                 2,500        179,000
                                                                  ------------
CHEMICALS -- 0.5%
Cytec Industries, Inc.                                   26,150      1,651,634
                                                                  ------------
COMMERCIAL BANKS -- 7.4%
Huntington Bancshares, Inc.                             433,900      3,866,049
National City Corp.                                   1,755,970     10,254,865
Wachovia Corp.                                          363,100      8,641,780
                                                                  ------------
                                                                    22,762,694
                                                                  ------------
COMMUNICATION EQUIPMENT -- 0.7%
Motorola, Inc.                                          239,775      2,237,101
                                                                  ------------
COMPUTERS & PERIPHERALS -- 3.4%
Dell, Inc.*                                             451,953     10,422,036
                                                                  ------------
CONSUMER FINANCE -- 2.2%
Capital One Financial Corp.                             142,575      6,860,709
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
Citigroup, Inc.                                         184,475      4,038,158
Legg Mason, Inc.                                          2,700        145,287
                                                                  ------------
                                                                     4,183,445
                                                                  ------------
ELECTRIC UTILITIES -- 4.0%
Reliant Energy, Inc.*                                   480,850     12,290,526
                                                                  ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 0.2%
Avnet, Inc.*                                             15,350        453,132
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
AU Optronics Corp. -- ADR                               152,741      2,908,189
Celestica, Inc.*                                          9,187         81,580
                                                                  ------------
                                                                     2,989,769
                                                                  ------------
FOOD PRODUCTS -- 1.1%
Tyson Foods, Inc., Class A                              170,766      3,217,231
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
Boston Scientific Corp.*                                176,675      2,348,011
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICE -- 1.9%
Omnicare, Inc.                                          239,475      5,862,348
                                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 1.4%
Carnival Corp.                                          103,250      4,136,195
                                                                  ------------
HOUSEHOLD DURABLES -- 4.8%
Centex Corp.                                            373,840      7,039,407
                                                                  ------------


                                                        SHARES       VALUE
                                                       --------   ------------
NVR, Inc.*                                               13,364   $  7,555,605
                                                                  ------------
                                                                    14,595,012
                                                                  ------------
INSURANCE -- 7.2%
American International Group, Inc.                      118,550      4,267,800
Brown & Brown, Inc.                                      11,250        219,037
Fidelity National Financial, Inc., Class A              279,071      4,772,114
Genworth Financial, Inc., Class A                       338,236      7,475,016
RenaissanceRe Holdings, Ltd.                             78,250      4,081,520
Unum Group                                               55,375      1,333,430
                                                                  ------------
                                                                    22,148,917
                                                                  ------------
IT SERVICES -- 0.3%
BearingPoint, Inc.*                                     746,028      1,014,598
                                                                  ------------
MACHINERY -- 5.9%
Navistar International Corp.*                           238,775     18,134,961
                                                                  ------------
MEDIA -- 3.8%
Liberty Media Corp. - Capital, Series A*                 72,506      1,074,539
Liberty Media Corp. - Entertainment, Series A*          191,074      5,158,998
XM Satellite Radio Holdings, Inc., Class A*             505,650      5,375,059
                                                                  ------------
                                                                    11,608,596
                                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 13.5%
Arch Coal, Inc.                                         339,975     22,067,777
Cameco Corp.                                             61,990      2,538,491
Consol Energy, Inc.                                     172,025     16,782,759
                                                                  ------------
                                                                    41,389,027
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 9.1%
Annaly Capital Management, Inc.                       1,258,213     22,408,774
Redwood Trust, Inc.                                     156,992      5,298,480
                                                                  ------------
                                                                    27,707,254
                                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
Brookdale Senior Living, Inc.                            15,825        417,464
D.R. Horton, Inc.                                       146,975      1,868,052
St. Joe Co. (The)*                                        9,150        351,177
                                                                  ------------
                                                                     2,636,693
                                                                  ------------
RETAIL - DEPARTMENT STORES -- 0.6%
J.C. Penney Co., Inc.                                    47,711      1,919,891
                                                                  ------------
ROAD & RAIL -- 1.1%
J.B. Hunt Transport Services, Inc.                       95,925      3,342,027
                                                                  ------------
SEMICONDUCTORS -- 2.5%
International Rectifier Corp.*                          273,817      6,347,078
Qimonda AG -- ADR*                                      341,078      1,316,561
                                                                  ------------
                                                                     7,663,639
                                                                  ------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2008
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   ------------
SPECIALTY RETAIL -- 1.0%
Chico's Fas, Inc.*                                      295,950   $  2,252,179
Staples, Inc.                                            39,775        932,724
                                                                  ------------
                                                                     3,184,903
                                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 10.0%
Fannie Mae                                              525,625     14,202,387
Freddie Mac                                             612,426     15,567,869
PMI Group, Inc. (The)                                   127,550        760,198
                                                                  ------------
                                                                    30,530,454
                                                                  ------------
WHOLESALE - DISTRIBUTION -- 0.1%
Wolseley PLC -- ADR                                      35,150        382,049
                                                                  ------------
     TOTAL DOMESTIC COMMON STOCKS
       (Cost $274,888,832)                                         271,823,779
                                                                  ------------
CANADIAN COMMON STOCK -- 1.2%
AEROSPACE & DEFENSE -- 1.2%
Bombardier, Inc., Class B*                              473,775      3,766,931
                                                                  ------------
     TOTAL CANADIAN COMMON STOCK
       (Cost $1,230,659)                                             3,766,931
                                                                  ------------
PREFERRED STOCK -- 1.4%
AUTOMOBILE PARTS & EQUIPMENT -- 1.1%
General Motors Corp.                                    205,550      3,393,630
                                                                  ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.3%
Washington Mutual, Inc.                                   1,330      1,020,110
                                                                  ------------
     TOTAL PREFERRED STOCK
       (Cost $4,545,898)                                             4,413,740
                                                                  ------------
                                                         PAR
                                                        (000)        VALUE
                                                       --------   ------------
CORPORATE BONDS -- 0.6%
Continental Airlines, Inc. (B3, B-)
 5.00%, 06/15/23                                            103         99,137
Istar Financial, Inc. (BBB, Bbb)
 3.20%, 10/01/12                                            342        275,457
Qimonda Finance LLC
 6.75%, 03/22/13                                          1,475      1,299,844
                                                                  ------------
     TOTAL CORPORATE BONDS
       (Cost $1,828,895)                                             1,674,438
                                                                  ------------
                                                        SHARES       VALUE
                                                       --------   ------------
EXCHANGE TRADED FUND -- 4.0%
FINANCE -- 4.0%
iShares Russell 1000 Value Index Fund                   161,900     12,356,208
                                                                  ------------
     TOTAL EXCHANGE TRADED FUND
       (Cost $12,173,395)                                           12,356,208
                                                                  ------------


                                                        SHARES       VALUE
                                                       --------   ------------
TEMPORARY INVESTMENT -- 3.5%
PNC Bank Money Market Account
1.48%, 06/02/08                                          10,601   $ 10,600,917
                                                                  ------------
     TOTAL TEMPORARY INVESTMENT
       (Cost $10,600,917)                                           10,600,917
                                                                  ------------

TOTAL INVESTMENTS -- 99.5%
(Cost $305,268,596**)                                              304,636,013
                                                                  ------------
OTHER ASSETS IN EXCESS OF LIABILITIES. -- 0.5%                       1,549,420
                                                                  ------------
NET ASSETS -- 100.0%                                              $306,185,433
                                                                  ============

ADR  -- American Depository Receipt.
*   Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                   $305,268,596
                                                     ------------
    Gross unrealized appreciation                      57,828,148
    Gross unrealized depreciation                     (58,460,731)
                                                     ------------
    Net unrealized depreciation                      $   (632,583)
                                                     ============

    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)

                                                      NUMBER OF
                                                        SHARES       VALUE
                                                      ---------   ------------
COMMON STOCKS--95.9%
BASIC INDUSTRY--0.7%
  Brush Engineered Materials, Inc.*                      42,600   $  1,423,266
                                                                  ------------
CONSUMER CYCLICAL--9.6%
  Brunswick Corp.                                        81,200      1,112,440
  Buckle, Inc., (The)                                    21,700        994,511
  Callaway Golf Co.                                      65,600        833,120
  Charlotte Russe Holding, Inc.*                         50,800        953,008
  Cooper Tire & Rubber Co.                               99,000      1,087,020
  FTD Group, Inc.                                       110,900      1,635,775
  Harman International Industries, Inc.                  27,200      1,216,384
  Insight Enterprises, Inc.*                             32,700        438,180
  Interstate Hotels & Resorts, Inc.*                    248,300        876,499
  Mesa Air Group, Inc.*                                 425,200        306,144
  Pantry, Inc., (The)*                                  126,700      1,545,740
  Perry Ellis International, Inc.*                       50,700      1,382,082
  Polaris Industries, Inc.                               25,700      1,226,404
  Rush Enterprises, Inc., Class A*                       20,900        338,162
  Skechers U.S.A., Inc., Class A*                        50,100      1,204,905
  Steven Madden Ltd.                                     69,200      1,417,908
  Town Sports International Holdings, Inc.*             128,100      1,067,073
  Wolverine World Wide, Inc.                             42,100      1,208,691
                                                                  ------------
                                                                    18,844,046
                                                                  ------------
CONSUMER GROWTH--20.3%
  AMERIGROUP Corp.*                                      48,000      1,325,280
  Apria Healthcare Group, Inc.*                          73,100      1,231,735
  BioScrip, Inc.*                                       315,900      1,355,211
  Boston Beer Co., Inc., (The) Class A*                  38,800      1,543,464
  Centene Corp.*                                         69,800      1,473,478
  Chemed Corp.                                            6,300        228,186
  China Medical Technologies, Inc. - ADR                 27,500      1,084,325
  Chindex International, Inc.*                           61,850      1,464,608
  Conmed Corp.*                                          35,500        947,495
  CorVel Corp.*                                          18,900        680,589
  Cubist Pharmaceuticals, Inc.*                           8,700        165,822
  Cynosure, Inc., Class A*                               44,400      1,089,132
  Diamond Foods, Inc.                                    73,400      1,504,700
  Exactech, Inc.*                                        38,300      1,018,397
  Flowers Foods, Inc.                                     3,300         92,829


                                                      NUMBER OF
                                                        SHARES       VALUE
                                                      ---------   ------------
CONSUMER GROWTH--(CONTINUED)
  Health Management Associates, Inc., Class A           157,700   $  1,223,752
  Herbalife Ltd.                                         31,400      1,210,156
  I-Flow Corp.*                                          94,300      1,294,739
  Kinetic Concepts, Inc.*                                21,100        916,373
  Lincare Holdings, Inc.*                                47,600      1,240,456
  Medicines Co., (The)*                                  66,700      1,220,610
  Medicis Pharmaceutical Corp., Class A                  51,200      1,217,536
  Nash Finch Co.                                         29,400      1,124,256
  NBTY, Inc.*                                            37,700      1,231,282
  Nektar Therapeutics*                                  216,900        967,374
  Noven Pharmaceuticals, Inc.*                           99,100      1,212,984
  Owens & Minor, Inc.                                    30,000      1,424,400
  Par Pharmaceutical Cos., Inc.*                         82,000      1,495,680
  PerkinElmer, Inc.                                      39,900      1,128,372
  Pozen, Inc.*                                           68,600        942,564
  Scholastic Corp.*                                      44,200      1,374,620
  Spartan Motors, Inc.                                   64,200        579,726
  Vivus, Inc.*                                          208,500      1,426,140
  WellCare Health Plans, Inc.*                           26,900      1,484,342
  Winn-Dixie Stores, Inc.*                               52,800        953,040
  Zoll Medical Corp.*                                    32,700      1,185,375
                                                                  ------------
                                                                    40,059,028
                                                                  ------------
ENERGY--2.5%
  ATP Oil & Gas Corp.*                                   27,400      1,168,610
  Aventine Renewable Energy Holdings, Inc.*             156,200        877,844
  Bois D'arc Energy, Inc.*                               50,100      1,226,448
  Dawson Geophysical Co.*                                23,500      1,604,815
                                                                  ------------
                                                                     4,877,717
                                                                  ------------
FINANCIAL--14.9%
  Allied World Assurance Holdings Ltd.                   26,300      1,199,280
  Amerisafe, Inc.*                                      115,673      1,838,044
  Amtrust Financial Services, Inc.                      115,000      1,720,400
  Arch Capital Group Ltd.*                               26,200      1,843,432
  Calamos Asset Management, Inc., Class A                70,400      1,424,192
  Cash America International, Inc.                       37,800      1,351,728
  Darwin Professional Underwriters, Inc.*                27,600        784,944

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2008
                                   (UNAUDITED)

                                                      NUMBER OF
                                                        SHARES       VALUE
                                                      ---------   ------------
FINANCIAL--(CONTINUED)
  E-House China Holdings Ltd. - ADR*                     46,500   $    697,500
  Evercore Partners, Inc., Class A                       90,500      1,317,680
  EZCORP, Inc., Class A*                                 17,200        217,236
  FCStone Group, Inc.*                                   37,500      1,467,375
  First Mercury Financial Corp.*                         18,400        324,944
  GFI Group, Inc.*                                      103,000      1,212,416
  GLG Partners, Inc.                                    171,700      1,426,827
  Heartland Payment Systems, Inc.                        48,500      1,251,785
  Interactive Brokers Group, Inc., Class A*              57,300      1,866,261
  Labranche & Co., Inc.*                                131,900        883,730
  Nelnet, Inc., Class A                                  41,100        542,109
  Oriental Financial Group, Inc.                         51,700        940,940
  Penson Worldwide, Inc.*                               111,000      1,487,400
  Philadelphia Consolidated Holding Corp.*               13,500        502,875
  Platinum Underwriters Holdings Ltd.                     8,600        304,493
  Reinsurance Group of America, Inc.                     28,200      1,450,044
  Stifel Financial Corp.*                                 5,300        302,577
  Universal American Financial Corp.*                   141,500      1,634,325
  Wintrust Financial Corp.                               40,300      1,256,554
                                                                  ------------
                                                                    29,249,091
                                                                  ------------
INDUSTRIAL--24.2%
  AerCap Holdings N.V.*                                  70,400      1,058,112
  American Ecology Corp.                                 23,000        660,560
  American Railcar Industries, Inc.                      57,400      1,201,382
  Armstrong World Industries, Inc.                       48,000      1,559,040
  AZZ, Inc.*                                             52,900      1,660,002
  Brink's Co., (The)                                     19,100      1,384,368
  Consolidated Graphics, Inc.*                           27,500      1,510,575
  Cornell Cos., Inc.*                                    17,900        398,096
  Darling International, Inc.*                          112,400      1,810,764
  Ducommun, Inc.*                                        50,300      1,593,001
  DXP Enterprises, Inc.*                                 34,400      1,415,216
  EMCOR Group, Inc.*                                     58,100      1,705,235
  Gardner Denver, Inc.*                                  27,100      1,437,926
  Global Industries Ltd.*                                17,300        298,425
  Herman Miller, Inc.                                    30,600        758,880
  Hill International, Inc.*                              37,600        607,240
  ICF International, Inc.*                               87,200      1,601,864


                                                      NUMBER OF
                                                        SHARES       VALUE
                                                      ---------   ------------
INDUSTRIAL--(CONTINUED)
  Kaiser Aluminum Corp.                                  18,100   $  1,161,115
  Knoll, Inc.                                           104,700      1,552,701
  LSB Industries, Inc.*                                  42,400        773,376
  Michael Baker Corp.*                                   53,300      1,197,651
  Mueller Industries, Inc.                               45,900      1,642,761
  Navigant Consulting, Inc.*                             72,800      1,466,920
  NewMarket Corp.                                        17,300      1,354,071
  Olin Corp.                                             17,700        398,250
  Pacer International, Inc.                              65,700      1,475,622
  Perini Corp.*                                          32,600      1,254,774
  PHH Corp.*                                             87,000      1,638,210
  Robbins & Myers, Inc.                                  32,200      1,303,778
  Rollins, Inc.                                          44,750        711,972
  Stamps.com, Inc.*                                      90,500      1,321,300
  Steelcase, Inc., Class A                               15,600        196,560
  Sun Hydraulics Corp.                                   35,900      1,439,949
  TBS International Ltd.*                                29,400      1,369,452
  Tech Data Corp.*                                       33,200      1,214,788
  TeleTech Holdings, Inc.*                                  400         10,336
  TransDigm Group, Inc.*                                 14,500        632,200
  UniFirst Corp.                                         33,300      1,598,400
  WESCO International, Inc.*                             35,000      1,550,850
  Woodward Governor Co.                                  45,900      1,848,393
                                                                  ------------
                                                                    47,774,115
                                                                  ------------
TECHNOLOGY--23.5%
  Alvarion Ltd.*                                        136,700        978,772
  Amkor Technology, Inc.*                               108,100      1,152,346
  Applied Micro Circuits Corp.*                          32,400        317,844
  ASM International N.V.*                                70,000      1,795,500
  Aspen Technology, Inc.*                                19,100        275,040
  Avocent Corp.*                                         57,800      1,140,394
  Blue Coat Systems, Inc.*                               45,600        826,272
  Celestica, Inc.*                                      128,800      1,143,744
  Ceragon Networks Ltd.*                                121,592      1,239,022
  Chordiant Software, Inc.*                             165,700      1,063,794
  ClickSoftware Technologies Ltd.*                       87,450        264,974
  COMSYS IT Partners, Inc.*                              15,400        154,616
  Credence Systems Corp.*                               382,444        413,040
  Data Domain, Inc.*                                      8,100        194,400
  EarthLink, Inc.*                                      122,300      1,174,080
  Emulex Corp.*                                          87,300      1,223,946

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2008
                                   (UNAUDITED)

                                                      NUMBER OF
                                                        SHARES       VALUE
                                                      ---------   ------------
TECHNOLOGY--(CONTINUED)
  eResearch Technology, Inc.*                            78,600   $  1,256,814
  GigaMedia Ltd.*                                       103,000      1,816,920
  Greenfield Online, Inc.*                               45,000        573,300
  JDA Software Group, Inc.*                              71,700      1,462,680
  Liquidity Services, Inc.*                              26,700        296,370
  Magma Design Automation, Inc.*                        148,700      1,122,685
  Mattson Technology, Inc.*                              71,300        357,926
  MicroStrategy, Inc., Class A*                          15,100      1,202,111
  NIC, Inc.                                             136,800      1,116,288
  Perfect World Co. Ltd. - ADR*                          41,700      1,124,649
  Phoenix Technologies Ltd.*                             45,400        485,780
  Plantronics, Inc.                                      49,100      1,192,639
  Power Integrations, Inc.*                              52,000      1,696,760
  QLogic Corp.*                                         115,900      1,830,061
  Rackable Systems, Inc.*                                29,900        408,434
  Radiant Systems, Inc.*                                 67,900        920,724
  RadiSys Corp.*                                        124,800      1,251,744
  RF Micro Devices, Inc.*                               178,500        714,000
  Rogers Corp.*                                          36,700      1,438,273
  S1 Corp.*                                             187,700      1,227,558
  Sapient Corp.*                                        190,000      1,254,000
  Shanda Interactive Entertainment Ltd. - ADR*           52,700      1,711,169
  Sierra Wireless, Inc.*                                 70,200      1,202,526
  Soapstone Networks, Inc.                              172,800        921,024
  Spansion, Inc., Class A*                              141,200        444,780
  SPSS, Inc.*                                            36,400      1,433,068
  Verigy Ltd.*                                           35,500        906,670
  Vnus Medical Technologies*                             62,100      1,089,855
  Volterra Semiconductor Corp.*                          88,200      1,402,380
  Zoran Corp.*                                           78,700      1,151,381
                                                                  ------------
                                                                    46,370,353
                                                                  ------------
UTILITY--0.2%
  Unisource Energy Corp.                                 12,200        413,702

    TOTAL COMMON STOCKS
      (Cost $196,359,713)                                          189,011,318
                                                                  ------------
SHORT TERM INVESTMENT--0.2%
  Columbia Prime Reserves Fund
    2.01%  06/02/08                                     402,957        402,957
                                                                  ------------
    TOTAL SHORT TERM INVESTMENT
      (Cost $402,957)                                                  402,957
                                                                  ------------
    TOTAL INVESTMENTS--96.1%
      (Cost $196,762,670**)                                        189,414,275
                                                                  ------------

OTHER ASSETS IN EXCESS OF LIABILITIES--3.9%                          7,726,339
                                                                  ------------

NET ASSETS--100.0%                                                $197,140,614
                                                                  ============


ADR -- American Depository Receipt.
*  Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                                 $196,762,670
                                                                  ------------
   Gross unrealized appreciation                                    14,618,389
   Gross unrealized depreciation                                   (21,966,784)
                                                                  ------------
   Net unrealized depreciation                                    $ (7,348,395)
                                                                  ============

   For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--39.6%


FEDERAL HOME LOAN MORTGAGE CORPORATION--13.9%
     5.922% 08/01/36 (a)              Aaa/AAA      $ 6,950      $  7,099,809
     5.969% 09/01/36 (a)              Aaa/AAA        3,820         3,909,851
     5.870% 11/01/36 (a)              Aaa/AAA        3,217         3,271,826
     5.809% 08/01/37 (a)              Aaa/AAA        4,760         4,870,386
                                                                ------------
                                                                  19,151,872
                                                                ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--25.7%
     6.000% 06/01/31 TBA              Aaa/AAA       15,000        15,215,625
     5.500% 06/12/32 TBA              Aaa/AAA       10,000         9,928,125
     6.037% 10/01/36 (a)              Aaa/AAA        3,038         3,107,699
     6.089% 10/01/36 (a)              Aaa/AAA        1,728         1,767,687
     5.500% 12/01/36                  Aaa/AAA          668           664,409
     5.865% 12/01/36 (a)              Aaa/AAA        1,879         1,925,669
     5.556% 09/01/37 (a)              Aaa/AAA        2,845         2,911,695
                                                                ------------
                                                                  35,520,909
                                                                ------------

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
  (Cost $54,320,267)                                              54,672,781
                                                                ------------

MORTGAGE DERIVATIVES--15.5%

FANNIE MAE (IO)--12.2%
     5.500% 04/01/36                  Aaa/AAA       13,453         3,119,254
     5.000% 12/01/33                  Aaa/AAA        3,299           777,316
     5.000% 12/01/33 (a)              Aaa/AAA        1,935           448,838
     4.500% 12/01/18                  Aaa/AAA        7,769         1,092,810
     4.500% 01/01/19                  Aaa/AAA        7,762         1,088,068
     4.500% 03/01/20                  Aaa/AAA        2,854           418,361
     4.500% 03/01/20                  Aaa/AAA        2,937           434,947
     5.000% 08/01/34 *                Aaa/AAA        3,320           861,972
     6.000% 08/01/36 *                Aaa/AAA        3,844           984,779
     5.000% 10/01/36 *                Aaa/AAA        4,371         1,122,308
     5.000% 10/01/33                  Aaa/AAA       10,588         2,496,775
     5.500% 04/01/36                  Aaa/AAA        7,983         1,860,890
     5.500% 05/25/23                  Aaa/AAA        1,640           516,497
     5.500% 07/25/28 *                Aaa/AAA       26,960         1,609,107
                                                                ------------
                                                                  16,831,922
                                                                ------------

FANNIE MAE (PO)--0.6%
     0.000% 06/25/36                  Aaa/AAA        1,347           769,200
                                                                ------------


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

FREDDIE MAC (IO)--0.4%
     5.500% 05/15/24                  Aaa/AAA      $ 4,389      $    117,579
     5.500% 12/15/24                  Aaa/AAA        2,430            78,474
     5.000% 07/15/23                  Aaa/AAA        6,160           102,846
     5.500% 07/15/16                  Aaa/AAA        1,235           186,957
                                                                ------------
                                                                     485,856
                                                                ------------

FREDDIE MAC (PO)--1.1%
     0.000% 09/15/35                  Aaa/AAA        1,190           685,729
     0.000% 09/15/36                  Aaa/AAA        1,291           903,754
                                                                ------------
                                                                   1,589,483
                                                                ------------

NON-AGENCY--1.2%
  CWALT Series 2006-43CB IO *
     6.000% 02/25/37                  Aaa/AAA        5,113         1,678,974
                                                                ------------

TOTAL MORTGAGE DERIVATIVES
  (Cost $21,012,682)                                              21,355,435
                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--54.8%
  Banc of America Mortgage
     Securities, Inc.
     Series 2005-H (a)
     4.805% 09/25/35                  Aaa/AAA        2,000         1,896,036
  Banc of America Mortgage
     Securities, Inc.
     Series 2006-B  (a)
     6.155% 10/20/46                  Aaa/AAA        4,663         4,100,640
  Banc of America Mortgage
     Securities, Inc.
     Series 2007-3
     6.000% 09/25/37                  Aaa/AAA        4,726         4,529,982
  Citigroup Mortgage Loan
     Trust, Inc.
     Series 2007-AR8 (a)
     5.914% 07/25/37                  Aaa/AAA        4,405         4,252,707

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

  Countrywide Asset-Backed
     Certificates
     Series 2004-AB2 (a)
     2.993% 05/25/36                  Aa3/AA       $   500      $    359,267
  Countrywide Home Loan
     Mortgage Pass-Through
     Trust Series 2007-HY1  (a)
     5.694% 04/25/37                  Aaa/AAA        2,508         2,202,621
  CWALT Series 2003-3 (a)
     2.893% 04/25/18                  Aaa/AAA        1,324         1,322,398
  CWALT Series 2006-43CB
     6.000% 02/25/37                  Aaa/AAA        1,493         1,373,490
  CWALT Series 2006-HY13 (a)
     5.904% 02/25/37                  Aaa/AAA       11,508        10,336,687
  CWALT Series 2006-J2
     6.000% 04/25/36                  Aaa/AAA        7,983         7,288,091
  CWALT Series 2007-2CB
     5.750% 03/25/37                  Aaa/AAA        5,383         4,275,821
  CWALT Series 2007-J2
     6.000% 07/25/37                  Aaa/AAA        1,842         1,590,000
  Fannie Mae REMICS
     Series 2005-25 (a)
     2.743% 04/25/35                  Aaa/AAA        2,317         2,247,206
  First Horizon Asset
     Securities, Inc.
     Series 2006-AR1 (a)
     5.852% 05/25/36                  Aaa/AAA        4,038         3,731,974
  Freddie Mac REMIC
     Series 2995 (a)
     2.914% 06/15/35                  Aaa/AAA        2,047         2,017,529
  JP Morgan Mortgage Trust
     Series 2005-A4 (a)
     5.170% 07/25/35                  Aaa/AAA        1,290         1,263,166


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

  JP Morgan Mortgage Trust
     Series 2005-A6 (a)
     4.972% 08/25/35                  Aaa/AAA      $   853      $    822,495
  Residential Asset
     Securitization Trust
     Series 2007-A5
     6.000% 05/25/37                  Aaa/AAA        1,702         1,512,537
  Residential Funding
     Mortgage Securities I
     Series 2006-SA4 (a)
     6.123% 11/25/36                  Aaa/AAA        7,355         7,088,437
  Residential Funding
     Mortgage Securities I
     Series 2007-SA2 (a)
     5.668% 04/25/37                  Aa1/AAA        4,441         4,034,636
  Washington Mutual, Inc.
     Series 2007-HY3 (a)
     5.348% 03/25/37                   Aa/AA         1,650         1,258,879
  Washington Mutual, Inc.
     Series 2007-HY4 (a)
     5.553% 04/25/37                  Aaa/AAA        4,188         3,993,407
  Wells Fargo Mortgage
     Backed Securities Trust
     Series 2007-10
     6.250% 07/25/37                  Aaa/AAA        4,327         4,136,673
                                                                ------------

TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $82,317,753)                                              75,634,679
                                                                ------------

SHORT TERM OBLIGATIONS--7.8%

GOVERNMENT AGENCIES--0.1%
  Federal Home Loan Bank (c)
     0.000% 06/09/08                                   120           119,952
                                                                ------------

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                 PAR (000'S)     FAIR VALUE
                                                 -----------    ------------

REPURCHASE AGREEMENT--7.7%
  Lehman Brothers, Inc.
     (Tri Party Agreement
     dated 05/30/08 to be
     repurchased at $10,701,783
     collateralized by $10,270,000
     par value, Federal Home
     Loan Mortgage Corporation
     Note, 5.25% due 04/18/16,
     Market Value of collateral
     is $10,719,130)
     2.000% 06/02/08                               $10,700      $ 10,700,000
                                                                ------------

TOTAL SHORT TERM OBLIGATIONS
  (Cost $10,819,952)                                              10,819,952
                                                                ------------

TOTAL INVESTMENTS--117.7%
  (COST $168,470,654**)                                          162,482,847
                                                                ------------

LIABILITIES IN EXCESS OF OTHER ASSETS(B)--(17.7)%                (24,416,592)
                                                                ------------

NET ASSETS--100.0%                                              $138,066,255
                                                                ============

CWALT  Countrywide Alternative Loan Trust
IO     Interest Only
PO     Principal Only
TBA    To Be Announced
(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.
(b) Liabilities in excess of other assets include interest rate swaps as follows:

                               Notional                             Unrealized
                Termination     Amount     Fixed      Floating     Appreciation
Counterparty        Date        (000)       Rate        Rate      (Depreciation)
------------        ----        ----        ----        -----     -------------

Deutsche Bank     12/14/09     $20,000     3.670%      3 month       $483,642
                                                         LIBOR

(c) All or a portion of the security held as collateral for the following Futures contracts open at May 31, 2008:


Number                                  Expir-       Value           Value           Unrealized
   of                                   ation       at Trade           at           Appreciation
Contracts            Type               Month         Date          5/31/2008      (Depreciation)
---------------     -------             -------       ----          ---------      --------------
Long Positions:
 143                U.S. Treasury
                      10 Year Note      09/2008    $17,257,922     $17,198,157         $(59,765)
Short Positions:
 (63)               U.S. Treasury
                       2 Year Note      09/2008   ($13,275,281)   ($13,269,375)           5,906
(113)               U.S. Treasury
                       5 Year Note      09/2008   ($12,501,516)   ($12,422,938)          78,578
                                                                                       --------
                                                                                       $ 24,719
                                                                                       ========

* -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the portfolio, as computed on a federal income tax basis are as follows:

   Aggregate cost                                            $168,470,654
                                                             ------------
   Gross unrealized appreciation                                1,649,973
   Gross unrealized depreciation                               (7,637,780)
                                                             ------------
   Net unrealized depreciation                               $ (5,987,807)
                                                             ============

   For information regarding the Porfolio's policy for valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

                      BEAR STEARNS ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)
                            Portfolio of Investments
                                  MAY 31, 2008
                                   (UNAUDITED)


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------     -----------

GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--1.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION--1.2%
     5.750% 07/15/11                  Aaa/AAA      $   320       $   319,816
     2.500% 06/15/22                  Aaa/AAA          321           320,305
                                                                 -----------
                                                                     640,121
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.2%
     5.000% 12/25/25                  Aaa/AAA           87            86,992
                                                                 -----------

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
  (Cost $727,624)                                                    727,113
                                                                 -----------

NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--5.1%

  Residential Asset
     Securitization Trust
     Series 2007-A5 (a)
     2.793% 05/25/37                  NR/AAA         3,281         2,588,709
                                                                 -----------

TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES
     (Cost $3,283,647)                                             2,588,709
                                                                 -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES--11.0%

  DLJ Commercial Mortgage
     Corp. Series 1999-CG2 (a)
     7.300% 06/10/32                  Aaa/AAA        1,198         1,223,892
  GMAC Commercial Mortgage
     Securities, Inc.
     Series 1999-C2
     6.945% 09/15/33                  Aaa/AAA        1,027         1,043,523
  JPMorgan Chase Commercial
     Mortgage Securities Corp.
     Series 2005-CB13 (a)
     2.715% 01/12/43                  Aaa/NR           900           847,793
  LB-UBS Commercial Mortgage
     Trust Series 2004-C2
     3.246% 03/15/29                  Aaa/AAA        1,250         1,240,678


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

  LB-UBS Commercial Mortgage
     Trust Series 2004-C4 (a)
     4.567% 06/15/29                  Aaa/AAA      $ 1,250      $  1,251,218
                                                                 -----------

TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES
     (Cost $5,621,738)                                             5,607,104
                                                                 -----------

GOVERNMENT AGENCY OBLIGATIONS--7.9%

FEDERAL HOME LOAN BANK--7.9%
     2.300% 04/03/09                  NR/AAA         2,500         2,492,467
     3.000% 04/15/09                  Aaa/AAA        1,500         1,504,062

TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $3,984,328)                                                3,996,529
                                                                 -----------

ASSET- BACKED SECURITIES--5.3%
  Chase Funding Mortgage Loan
     Asset-Backed Certificates
     Series 2004-2 (a)
     2.643% 02/25/35                  Aaa/AAA        1,778         1,571,535
  Countrywide Asset-Backed
     Certificates
     Series 2004-15 (a)
     4.025% 01/25/31                  Aaa/AAA           92            91,683
  Fieldstone Mortgage
     Investment Corp.
     Series 2006-1 (a)
     2.473% 05/25/36                  Aaa/AAA          170           169,163
  People's Choice Home Loan
     Securities Trust
     Series 2005-3 (a)
     2.663% 08/25/35                  Aaa/AAA          865           858,600
                                                                 -----------

TOTAL ASSET-BACKED SECURITIES
  (Cost $2,905,610)                                                2,690,981
                                                                 -----------

                      BEAR STEARNS ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

CORPORATE BONDS--23.9%

BANKS--2.8%
  Greater Bay Bancorp
     5.125% 04/15/10                  Aa1 /AA+     $   400       $   410,246
  Wachovia Corp. (a)
     2.949% 10/28/08                  Aa3/AA-        1,000           998,358
                                                                 -----------
                                                                   1,408,604
                                                                 -----------

DIVERSIFIED FINANCIAL SERVICES--21.1%
  Allstate Life Global
     Funding Trusts (a)
     3.246% 02/26/10                  Aa2/AA           500           495,464
  American Honda Finance
     Corp. 144A (a)
     3.050% 03/09/09                  Aa3/A+         2,000         1,997,358
  Caterpillar Financial
     Services Corp. (a)
     3.208% 02/08/10                   A2/A            250           248,683
  General Electric Capital
     Corp. (a)
     3.000% 02/02/09                  Aaa/AAA        2,000         1,990,112
  Goldman Sachs Group,
     Inc. (a)
     2.971% 06/28/10                  Aa3/AA-          500           489,978
  Hewlett - Packard
     Co. (a)
     3.476% 09/03/09                   A2/A            325           325,144
  IBM International Group
     Capital LLC (a)
     2.735% 02/13/09                   A1/A+         1,000           999,808
  John Deere Capital
     Corp. (a)
     3.088% 02/26/10                   A2/A            250           249,824
  Lehman Brothers
     Holdings, Inc. (a)
     2.774% 04/03/09                   A1/A+         2,000         1,950,938


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

  Morgan Stanley (a)
     2.844% 02/09/09                  Aa3/A+       $ 2,000       $ 1,985,724
                                                                 -----------
                                                                  10,733,033
                                                                 -----------

TOTAL CORPORATE BONDS
  (Cost $12,232,697)                                              12,141,637
                                                                 -----------

MUNICIPAL BONDS--5.9%
  City of Portland, Maine
     General Obligation
     Pension Bonds (a)
     2.500% 06/01/26                  Aa2/AA         1,000         1,000,000
  Colorado Housing & Finance
     Authority (a)
     2.650% 05/01/41                  Aaa/AAA        1,000         1,000,000
  New York City Transitional
     Finance Authority (a)
     2.450% 05/01/30                  Aa1/AAA        1,000         1,000,000
                                                                 -----------
TOTAL MUNICIPAL BONDS
  (Cost $3,000,000)                                                3,000,000
                                                                 -----------

U.S. TREASURY OBLIGATIONS--2.9%

U.S. TREASURY NOTE--2.9%
  U.S. Treasury Note
     2.125% 01/31/10                                 1,500         1,489,687
                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,497,749)                                                1,489,687
                                                                 -----------

SHORT TERM OBLIGATIONS--36.2%


COMMERCIAL PAPER--35.0%
  ABN Amro North America Finance
     2.250% 06/21/08                                 2,200         2,198,048
  AIG Funding, Inc.
     2.570% 06/12/08                                 2,000         1,998,429
  John Deere Bank
     2.060% 06/16/08                                 1,700         1,698,541
  Lloyds Tsb Bank PLC
     2.480% 06/06/08                                 2,000         1,999,311

                      BEAR STEARNS ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)
                      Portfolio of Investments (Continued)
                                  MAY 31, 2008
                                   (UNAUDITED)


                                    MOODY'S/S&P  PAR (000'S)     FAIR VALUE
                                    -----------  -----------    ------------

  NetJets, Inc.
     1.980% 06/10/08                               $ 2,500       $ 2,498,763
  Nordea North America
     2.340% 06/13/08                                 2,100         2,098,362
  Societe Generale North America
     2.600% 06/16/08                                 2,000         1,997,833
  UBS Finance PLC
     2.080% 06/03/08                                 1,300         1,299,850
  Wells Fargo & Co.
     2.140% 06/16/08                                 2,000         1,998,217
                                                                 -----------
                                                                  17,787,354
                                                                 -----------


                                                   SHARES
                                                   -------
INVESTMENT COMPANY--1.2%
  PNC Bank Money Market  1.48%
     expires 06/02/08                              613,115           613,115
                                                                 -----------

TOTAL SHORT TERM OBLIGATIONS
  (Cost $18,400,469)                                              18,400,469
                                                                 -----------

TOTAL INVESTMENTS--99.6%
(COST $51,653,862*)                                               50,642,229

OTHER ASSETS IN EXCESS OF LIABILITIES--0.4%                          182,220
                                                                 -----------

NET ASSETS--100.0%                                               $50,824,449
                                                                 ===========


144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers.
* The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                              $51,653,862
                                                                 -----------
     Gross unrealized appreciation                                    58,031
     Gross unrealized depreciation                                (1,069,664)
                                                                 -----------
     Net unrealized depreciation                                 $(1,011,633)
                                                                 ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

(a) Adjustable rate security. Percentage of adjustable rate securities to net assets is as follows:

     Corporate Bonds                                               23.1%
     Commercial Mortgage-Backed Securities                          6.5
     Asset-Backed Securities                                        5.3
     Non-Government Agency Mortgage-Backed Securities               5.1
     Municipal Bonds                                                5.9
                                                                  -----
     Total                                                         45.9%
                                                                  =====

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                        Shares       Value
                                                      ---------   -----------

DOMESTIC COMMON STOCKS -- 95.3%
BANKING -- 1.1%
U.S. Bancorp                                             11,100   $   368,409
                                                                  -----------
CAPITAL GOODS -- 14.7%
Caterpillar, Inc.                                        16,700     1,380,088
Deere & Co.                                               9,880       803,639
Emerson Electric Co.                                      6,790       395,042
First Solar, Inc., Class B*                               1,925       515,014
Fluor Corp.                                               3,500       652,925
General Dynamics Corp.                                    6,180       569,487
Jacobs Engineering Group, Inc.*                           5,070       480,535
L-3 Communications Holdings, Inc.                         3,500       375,865
                                                                  -----------
                                                                    5,172,595
                                                                  -----------
CONSUMER DURABLES & APPAREL -- 1.2%
NIKE, Inc.                                                6,350       434,150
                                                                  -----------
CONSUMER SERVICES -- 1.3%
Yum! Brands, Inc.                                        11,530       457,741
                                                                  -----------
DIVERSIFIED FINANCIALS -- 3.1%
Goldman Sachs Group, Inc.                                 1,850       326,359
Northern Trust Corp.                                      5,400       410,400
State Street Corp.                                        4,900       352,898
                                                                  -----------
                                                                    1,089,657
                                                                  -----------
ENERGY -- 21.7%
Apache Corp.                                              7,050       945,123
Consol Energy, Inc.                                      10,000       975,600
Devon Energy Corp.                                        4,300       498,542
Halliburton Co.                                          19,700       957,026
National Oilwell Varco, Inc.*                             9,800       816,536
Transocean, Inc.*                                         3,600       540,684
Ultra Petroleum Corp.*                                    5,800       504,426
Weatherford International, Ltd.*                         26,600     1,213,758
XTO Energy, Inc.                                         18,300     1,164,246
                                                                  -----------
                                                                    7,615,941
                                                                  -----------
FOOD & STAPLES RETAILING -- 1.3%
Wal-Mart Stores, Inc.                                     7,800       450,372
                                                                  -----------
FOOD, BEVERAGES & TOBACCO -- 4.4%
Bunge, Ltd.                                               3,500       417,795
Coca-Cola Co., (The)                                     13,680       783,317
Philip Morris International, Inc.*                        6,600       347,556
                                                                  -----------
                                                                    1,548,668
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES -- 1.5%
Thermo Fisher Scientific, Inc.*                           8,830       521,147
                                                                  -----------
MATERIALS -- 14.1%
Freeport-McMoRan Copper & Gold, Inc.                      6,800       786,828
Monsanto Co.                                             11,000     1,401,400


                                                        Shares       Value
                                                      ---------   -----------

Mosaic Co., (The)*                                        6,310   $   790,769
Nucor Corp.                                               8,900       665,720
Steel Dynamics, Inc.                                      8,900       321,290
United States Steel Corp.                                 5,600       967,176
                                                                  -----------
                                                                    4,933,183
                                                                  -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.4%
Celgene Corp.*                                            5,800       352,988
Gilead Sciences, Inc.*                                   21,640     1,197,125
                                                                  -----------
                                                                    1,550,113
                                                                  -----------
RETAILING -- 2.3%
Amazon.Com, Inc.*                                         6,420       524,000
Urban Outfitters, Inc.*                                   9,300       299,367
                                                                  -----------
                                                                      823,367
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 2.1%
Intel Corp.*                                             11,800       273,524
NVIDIA Corp.*                                            19,200       474,240
                                                                  -----------
                                                                      747,764
                                                                  -----------
SOFTWARE & SERVICES -- 4.4%
Google, Inc., Class A*                                    1,140       667,812
Salesforce.Com, Inc.*                                    12,320       890,859
                                                                  -----------
                                                                    1,558,671
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 12.9%
Apple, Inc.*                                              7,350     1,387,312
Cisco Systems, Inc.*                                     29,400       785,568
International Business Machines Corp.                    11,600     1,501,388
QUALCOMM, Inc.                                           17,300       839,742
                                                                  -----------
                                                                    4,514,010
                                                                  -----------
TRANSPORTATION -- 3.4%
CSX Corp.                                                 5,800       400,548
Norfolk Southern Corp.                                    4,500       303,210
Union Pacific Corp.                                       5,800       477,398
                                                                  -----------
                                                                    1,181,156
                                                                  -----------
UTILITIES -- 1.4%
Exelon Corp.                                              5,430       477,840
                                                                  -----------

TOTAL DOMESTIC COMMON STOCKS
  (Cost $30,088,306)                                               33,444,784
                                                                  -----------

TEMPORARY INVESTMENT -- 26.7%
PNC Bank Money Market Account                         9,350,962     9,350,962
                                                                  -----------

TOTAL TEMPORARY INVESTMENT
  (Cost $9,350,962)                                                 9,350,962
                                                                  -----------

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2008
                                   (UNAUDITED)


TOTAL INVESTMENTS -- 122.0%
  (Cost $39,439,268**)                                             42,795,746
                                                                  -----------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.0)%                   (7,722,957)
                                                                  -----------

NET ASSETS -- 100.0%                                              $35,072,789
                                                                  ===========


*    Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                               $39,439,268
                                                                  -----------
     Gross unrealized appreciation                                  3,483,193
     Gross unrealized depreciation                                   (126,715)
                                                                  -----------
     Net unrealized appreciation                                  $ 3,356,478
                                                                  ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                      Number of
                                                        Shares       Value
                                                      ---------   -----------

FIXED INCOME FUNDS -- 98.0%
DFA Five-Year Global Fixed Income Portfolio           1,735,040   $18,582,283
DFA Five-Year Government Portfolio                    1,832,666    18,583,231
DFA One-Year Fixed Income Portfolio                   1,830,467    18,268,058
DFA Two-Year Global Fixed Income Fund                 1,776,565    18,565,100
                                                                  -----------
  Total Fixed Income Funds
     (Cost $74,447,601)                                            73,998,672
                                                                  -----------

TEMPORARY INVESTMENT -- 0.4%
PNC Bank Money Market Account
1.48%, 06/02/08                                         296,952       296,952
                                                                  -----------
  Total TEMPORARY INVESTMENT
     (Cost $296,952)                                                  296,952
                                                                  -----------

TOTAL INVESTMENTS -- 98.4%
(Cost $74,744,553*)                                                74,295,624
                                                                  -----------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%                       1,180,517
                                                                  -----------

NET ASSETS -- 100.0%                                              $75,476,141
                                                                  ===========


* The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                               $74,744,553
                                                                  -----------
     Gross unrealized appreciation                                     81,289
     Gross unrealized depreciation                                   (530,218)
                                                                  -----------
     Net unrealized depreciation                                  $  (448,929)
                                                                  ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                      Number of
                                                        Shares       Value
                                                      ---------   -----------

INTERNATIONAL EQUITY FUNDS -- 96.4%
DFA Asia Pacific Small Company Portfolio                 62,591   $ 1,708,101
DFA Continental Small Company Portfolio                 143,015     3,080,541
DFA Emerging Markets Portfolio                          136,067     4,475,232
DFA Emerging Markets Small Cap Portfolio                203,005     4,129,122
DFA Emerging Markets Value Portfolio                     94,870     4,142,973
DFA International Small Cap Value Portfolio           1,782,186    34,841,740
DFA International Value Portfolio III                 1,175,344    25,634,240
DFA Japanese Small Company Portfolio                    107,626     1,718,791
DFA Large Cap International Portfolio                   165,499     4,271,533
DFA United Kingdom Small Company Portfolio               38,061     1,026,514
                                                                  -----------
  Total International Equity Funds
     (Cost $81,553,075)                                            85,028,787
                                                                  -----------

TEMPORARY INVESTMENT -- 0.4%
PNC Bank Money Market Account
1.48%, 06/02/08                                         339,422       339,422
                                                                  -----------

  Total TEMPORARY INVESTMENT
     (Cost $339,422)                                                  339,422
                                                                  -----------

TOTAL INVESTMENTS -- 96.8%
(Cost $81,892,497*)                                                85,368,209
                                                                  -----------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2%                       2,805,968
                                                                  -----------

NET ASSETS -- 100.0%                                              $88,174,177
                                                                  ===========


* The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                               $81,892,497
                                                                  -----------
     Gross unrealized appreciation                                  3,475,712
     Gross unrealized depreciation                                         --
                                                                  -----------
     Net unrealized appreciation                                  $ 3,475,712
                                                                  ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                           FREE MARKET US EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2008
                                   (UNAUDITED)


                                                      Number of
                                                        Shares       Value
                                                      ---------  ------------

EQUITY FUNDS -- 96.7%
DFA US Large Cap Value Portfolio III                  1,901,904  $ 33,815,851
DFA US Large Company Institutional Index Portfolio    1,496,285    16,459,140
DFA US Micro Cap Portfolio                            1,321,796    16,932,203
DFA US Small Cap Portfolio                              896,883    16,933,147
DFA US Small Cap Value Portfolio                      1,192,543    28,215,559
                                                                 ------------
  Total Equity Funds
     (Cost $106,894,158)                                          112,355,900
                                                                 ------------
TEMPORARY INVESTMENT -- 1.4%
PNC Bank Money Market Account
1.48%, 06/02/08                                       1,586,536     1,586,536
                                                                 ------------
  Total TEMPORARY INVESTMENT
     (Cost $1,586,536)                                              1,586,536
                                                                 ------------
TOTAL INVESTMENTS -- 98.1%
(Cost $108,480,694*)                                              113,942,436
                                                                 ------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.9%                       2,191,042
                                                                 ------------

NET ASSETS -- 100.0%                                             $116,133,478
                                                                 ============





* The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                              $108,480,694
                                                                 ------------
     Gross unrealized appreciation                                  5,461,742
     Gross unrealized depreciation                                         --
                                                                 ------------
     Net unrealized appreciation                                 $  5,461,742
                                                                 ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The RBB Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date                       June 30, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer & principal
                           financial officer)

Date                       June 30, 2008
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.